UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust
(Exact name of Registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire Variable Insurance Trust
SEMI-ANNUAL REPORT (Unaudited) Equity Fund Balanced Fund Income Fund Small Cap Fund International Equity Fund Socially Responsible Fund
June 30, 2014

Wilshire Variable Insurance Trust Table of Contents

Shareholder Letter	2
Fund Commentaries	4
Disclosure of Fund Expenses	16
Schedules of Investments	18
Statements of Assets and Liabilities	42
Statements of Operations	43
Statements of Changes in Net Assets	44
Financial Highlights	46
Notes to Financial Statements	52
Additional Fund Information	63
Board Approval of Subadvisory Agreement	64

Shares of the Equity Fund, Balanced Fund, Income Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of a Fund’s shares only if accompanied or preceded by the Fund’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Wilshire Variable Insurance Trust Letter to Shareholders

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this first half report to all shareholders of the Wilshire Variable Insurance Trust. This report covers the period from January 1, 2014 to June 30, 2014 for the Equity Fund, Balanced Fund, Income Fund, Small Cap Fund, International Equity Fund, and Socially Responsible Fund.

MARKET ENVIRONMENT

U.S. Equity Market

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 7.01% during the first half of the year and posted its eighth consecutive quarterly gain. After experiencing losses to start the year, the index finished the period strong and is up almost 25% since June 30 of last year. During the first six months of the year, large-cap stocks outpaced small-cap stocks, with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.17% and 5.71%, respectively, while value stocks outperformed growth-oriented securities across capitalizations.

All sectors posted positive performance for the first six months of the year. After a strong first quarter for Health Care and Utilities, Energy excelled in the second quarter. Through June 30, Utilities, Energy, and Health Care were the best performing sectors returning 17.97%, 14.05%, and 10.06%, respectively, while Consumer Discretionary lagged all other sectors returning 1.12%.

International Equity Market

International equities also advanced in the first half of the year as the Morgan Stanley Capital International (“MSCI”) EAFE Index rose 4.78%. After trailing their developed market counterparts by over 25% in 2013, emerging markets finished the period strong, leading foreign developed markets from April through June. The MSCI Emerging Markets Index rose 6.14% through June 30. Geopolitical tensions have dominated headlines this year, particularly within emerging market economies. Through the first half of the year, battles between the Iraqi government and rebel forces and the ongoing escalation of tensions between Russia and Ukraine over Crimea have largely been ignored by investors. After a slow start to the year, Asian markets finished with a strong second quarter. The MSCI Japan Index rose 6.66% in the second quarter after worries over April’s tax hike dissipated. The MSCI China Index also rallied in the second quarter, returning 5.52% as concerns over slowing economic growth were overshadowed by indications of possible economic reform.

Bond Market

Fixed income markets rallied throughout the first half of the year. The broad fixed-income market posted positive returns as the Barclays U.S. Aggregate Bond Index returned 3.93% year-to-date. During the first quarter, despite overnight rates maintaining their near-zero levels, most short-maturity yields rose over the quarter, flattening the yield curve and leading to exceptionally strong performance by long-dated Treasury paper. In the second quarter, investors again looked to longer-maturity and higher-credit risk paper in search of yield. The Barclays Long Term Treasury Index and the Barclays U.S. Corporate High Yield Index rose 12.14% and 5.46%, respectively. After rallying at the end of 2013 to the surprise of many investors, the 10-year U.S. Treasury rate fell 51 basis points through the first six months of the year, yielding 2.53% on June 30.

Wilshire Variable Insurance Trust Letter to Shareholders - (Continued)

FUND PERFORMANCE REVIEW

For the six months ended June 30, 2014, the Equity Fund returned 5.35%, underperforming the S&P 500 Index by 1.79%. For the six months ended June 30, 2014, the Balanced Fund returned 4.07%, underperforming its custom benchmark by 1.64%. For the six months ended June 30, 2014, the Income Fund returned 4.73%, outperforming the Barclays U.S. Aggregate Bond Index by 0.80%. For the six months ended June 30, 2014, the Small Cap Fund returned 1.90%, underperforming the Russell 2000 Index by 1.29%. For the six months ended June 30, 2014, the International Equity Fund returned 2.64%, underperforming the MSCI EAFE Index by 2.14%. For the six months ended June 30, 2014, the Socially Responsible Fund returned 5.05%, underperforming the S&P 500 Index by 2.09%. While most of the Funds struggled in the first half of 2014, we are confident that each Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Jason Schwarz
President, Wilshire Variable Insurance Trust

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the Funds or any stock in particular.

There are risks involved with investing, including the possible loss of principal. In addition to the risks associated with investing, investments in smaller companies typically exhibit higher volatility. Bonds and bond funds will decrease in value as interest rates rise. Foreign investments often involve risks such as political instability, differences in financial reporting standards and less stringent regulation of securities markets. Foreign investment risk may be particularly high to the extent the funds invest in securities of issuers based in countries with developing economies (i.e., emerging markets). These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries. Diversification may not protect against loss.

Wilshire Variable Insurance Trust Funds are available only through third party insurance company separate accounts established for the purposes of funding variable life contracts and may not be purchased directly. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. Please see the prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies.

Wilshire Variable Insurance Trust Equity Fund Commentary

EQUITY FUND
Average Annual Total Return

Six Months Ended 06/30/14*	5.35%
One Year Ended 06/30/14	22.95%
Five Years Ended 06/30/14	15.58%
Ten Years Ended 06/30/14	5.52%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14*	7.14%
One Year Ended 06/30/14	24.61%
Five Years Ended 06/30/14	18.83%
Ten Years Ended 06/30/14	7.78%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)	The S&P 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2014, there were no waivers.

Wilshire Variable Insurance Trust Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2014)

The U.S. stock market got off to a strong start as the Wilshire 5000 IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data as the months proceeded and winter temperatures began to thaw. The chair of the Federal Reserve changed hands during the first quarter as Janet Yellen assumed leadership in February. In the second quarter equities rallied further and the Wilshire 5000 IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession. The Fed continued tapering its asset purchases and suggested that it believes the downtick in growth and uptick in inflation are both temporary occurrences. Both large and small capitalization stocks posted gains during the first six months of the year, however large capitalization securities outpaced their smaller capitalization counterparts with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.18% and 5.70%, respectively.

Within both large and small capitalizations, value stocks outperformed growth securities. All sectors within the Wilshire 5000 IndexSM were positive year-to-date. Utilities (17.97%), Energy (14.05%) and Health Care (10.06%) were the top performers, while Consumer Discretionary (1.12%) and Telecom Services (4.02%) lagged the broader market during the first half of the year.

The Equity Fund (the “Fund”) returned 5.35% for the first six months of 2014, underperforming the S&P 500 Index return of 7.14% by 1.79%. While Fund performance was hindered by poor stock selection in the Consumer Discretionary, Health Care, and Consumer Staples sectors, it benefited from positive stock selection in the Industrials sector.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical issues.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*
Based on percent of the Fund’s total investments in securities and affiliated funds, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Variable Insurance Trust Balanced Fund Commentary

BALANCED FUND
Average Annual Total Return

Six Months Ended 06/30/14*	4.07%
One Year Ended 06/30/14	16.69%
Five Years Ended 06/30/14	11.88%
Ten Years Ended 06/30/14	5.32%

STOCK/BOND COMPOSITE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14*	5.71%
One Year Ended 06/30/14	17.14%
Five Years Ended 06/30/14	13.03%
Ten Years Ended 06/30/14	6.99%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)
Stock/Bond Composite Index is a blend of 50% S&P 500 Index, 35% Barclays U.S. Aggregate Bond Index and 15% of the MSCI EAFE Index. The S&P 500 Index is an unmanaged index consisting of 500 stocks. The Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2014, there were no waivers.

Wilshire Variable Insurance Trust Balanced Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2014)

The U.S. stock market got off to a strong start as the Wilshire 5000 IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data. In the second quarter equities rallied further and the Wilshire 5000 IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession.

International stock markets underperformed the U.S. as the MSCI All Country World ex-U.S. Index returned 5.56% in the first half of the year. The escalation of tensions between Russia and Ukraine and the deterioration of Iraq’s fragile régime fueled additional investor concern during the quarter. However, this turmoil barely provided a pause for global stock markets’ upward march in the second quarter of 2014. With most major economies enjoying increased central bank support, and China’s government working to buoy the nation’s economic growth, equities returned healthy gains, with emerging market stocks recovering strongly from a weak first quarter.

Fixed income markets ended the first half of the year strong as U.S. Treasury yields fell at most maturities. Investment grade U.S. bonds (the Barclays U.S. Aggregate Bond Index) returned 3.93% and global bonds (the Barclays Global Aggregate Index) returned 4.93%. The 10-year U.S. Treasury fell to 2.53% to end the second quarter, down 51 basis points from 3.04% at the end of 2013.

The Balanced Fund (the “Fund”) returned 4.07% for the first six months of 2014, underperforming the custom benchmark return of 5.71% by 1.64%.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical issues.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*	Based on percent of the Fund’s total investments and investments in affiliated funds, at value.

Wilshire Variable Insurance Trust Income Fund Commentary

INCOME FUND
Average Annual Total Return

Six Months Ended 06/30/14*	4.73%
One Year Ended 06/30/14	5.51%
Five Years Ended 06/30/14	6.68%
Ten Years Ended 06/30/14	4.64%

BARCLAYS U.S. AGGREGATE BOND INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14*	3.93%
One Year Ended 06/30/14	4.37%
Five Years Ended 06/30/14	4.85%
Ten Years Ended 06/30/14	4.93%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)
The Barclays U.S. Aggregate Bond Index is a market value-weighted index of investment grade fixed-rated debt issues, including government, corporate, asset-backed and mortgage-backed securities with a maturity of one year or more. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2014, there were no waivers.

Wilshire Variable Insurance Trust Income Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2014)

Fixed income markets ended the first half of the year strong as U.S. Treasury yields fell at most maturities. Investment grade U.S. bonds (the Barclays U.S. Aggregate Bond Index) returned 3.93% and global bonds (the Barclays Global Aggregate Index) returned 4.93%. Janet Yellen’s initial public statements as the new chair of the U.S. Fed reassured markets that accommodative Fed monetary policy would stay in place in the short term. Yet again, investors looked to longer-maturity and higher-credit risk paper in search of yield, tightening investment-grade corporate spreads to 99 basis points, their lowest level since 2007 (source: Barclays Live). Emerging market bonds also performed strongly in the first half of 2014, with frontier market financing activity reaching new levels. The 10-year U.S. Treasury fell to 2.53% to end the second quarter, down 51 basis points from 3.04% at the end of 2013.

The Income Fund (the “Fund”) returned 4.73% for the first six months of 2014, outperforming the Barclays U.S. Aggregate Bond Index return of 3.93% by 0.80%. The Fund benefited from its exposure to non-agency mortgage-backed securities, but was hurt by exposure to inflation-linked bonds.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Variable Insurance Trust Small Cap Fund Commentary

SMALL CAP FUND
Average Annual Total Return

Six Months Ended 06/30/14*	1.90%
One Year Ended 06/30/14	22.29%
Five Years Ended 06/30/14	17.76%
Ten Years Ended 06/30/14	6.05%

RUSSELL 2000® INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14*	3.19%
One Year Ended 06/30/14	23.64%
Five Years Ended 06/30/14	20.21%
Ten Years Ended 06/30/14	8.70%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)
The Russell 2000® Index is an unmanaged capitalization weighted broad-based index of 2,000 small capitalization U.S. companies. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2014, fees totaling 0.06% of average net assets were waived.

Wilshire Variable Insurance Trust Small Cap Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2014)

The U.S. stock market got off to a strong start as the Wilshire 5000 IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data as the months proceeded and winter temperatures began to thaw. The chair of the Federal Reserve changed hands during the first quarter as Janet Yellen assumed leadership in February. In the second quarter equities rallied further and the Wilshire 5000 IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession. The Fed continued tapering its asset purchases and suggested that it believes the downtick in growth and uptick in inflation are both temporary occurrences. Both large and small capitalization stocks posted gains during the first six months of the year, however large capitalization securities outpaced their smaller capitalization counterparts with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.18% and 5.70%, respectively.

Within both large and small capitalizations, value stocks outperformed growth securities. All sectors within the Wilshire 5000 IndexSM were positive year-to-date. Utilities (17.97%), Energy (14.05%) and Health Care (10.06%) were the top performers, while Consumer Discretionary (1.12%) and Telecom Services (4.02%) lagged the broader market during the first half of the year.

The Small Cap Fund (the “Fund”) returned 1.90% for the first six months of 2014, underperforming the Russell 2000® Index return of 3.19% by 1.29%. While Fund performance was hindered by poor stock selection in the Financials and Information Technology sectors and by an underweight allocation to the top performing Utilities sector, it benefited from positive stock selection in the Health Care and Materials sectors.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical issues.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Variable Insurance Trust International Equity Fund Commentary

INTERNATIONAL EQUITY FUND
Average Annual Total Return

Six Months Ended 06/30/14*	2.64%
One Year Ended 06/30/14	16.29%
Five Years Ended 06/30/14	9.93%
Ten Years Ended 06/30/14	4.44%

MSCI EAFE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14*	4.78%
One Year Ended 06/30/14	23.57%
Five Years Ended 06/30/14	11.77%
Ten Years Ended 06/30/14	6.93%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company
.
(1)
The MSCI EAFE Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia and the Far East. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2014, fees totaling 0.09% of average net assets were waived.

Wilshire Variable Insurance Trust International Equity Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2014)

International stock markets underperformed the U.S. as the MSCI EAFE Index returned 4.78% in the first half of the year. The escalation of tensions between Russia and Ukraine threatened to impact important energy trade flows between Eastern and Western Europe, with much of the West proposing sanctions against Russia in response to its absorption of Crimea. The deterioration of Iraq’s fragile régime fueled additional investor concern during the quarter. However, this turmoil barely provided a pause for global stock markets’ upward march in the second quarter of 2014. With most major economies enjoying increased central bank support, and China’s government working to buoy the nation’s economic growth, equities returned healthy gains, with emerging market stocks recovering strongly from a weak first quarter.

All sectors within the MSCI EAFE Index were positive year-to-date. Utilities (14.88%), Energy (14.21%), and Health Care (12.19%) performed strongly, while Information Technology (0.93%) and Consumer Discretionary (1.66%) lagged the broader market during the first half of the year.

The International Equity Fund (the “Fund”) returned 2.64% for the first six months of 2014, underperforming the MSCI EAFE Index return of 4.78% by 2.14%. While Fund performance was hindered by poor stock selection in the Consumer Staples, Energy, and Consumer Discretionary sectors, it benefited from positive stock selection in the Financials and Information Technology sectors as well as an overweight allocation to the Health Care sector.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical issues.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Variable Insurance Trust Socially Responsible Fund Commentary

SOCIALLY RESPONSIBLE FUND
Average Annual Total Return

Six Months Ended 06/30/14*	5.05%
One Year Ended 06/30/14	20.64%
Five Years Ended 06/30/14	15.77%
Ten Years Ended 06/30/14	5.33%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14*	7.14%
One Year Ended 06/30/14	24.61%
Five Years Ended 06/30/14	18.83%
Ten Years Ended 06/30/14	7.78%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)	The S&P 500 Index is an unmanaged index consisting of 500 stocks. An individual cannot invest directly in any index. Index performance is presented for general comparative purposes.

During certain periods since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns since inception would have been lower. For the six months ended June 30, 2014, there were no waivers.

Wilshire Variable Insurance Trust Socially Responsible Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2014)

The U.S. stock market got off to a strong start as the Wilshire 5000 IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data as the months proceeded and winter temperatures began to thaw. The chair of the Federal Reserve changed hands during the first quarter as Janet Yellen assumed leadership in February. In the second quarter equities rallied further and the Wilshire 5000 IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession. The Fed continued tapering its asset purchases and suggested that it believes the downtick in growth and uptick in inflation are both temporary occurrences. Both large and small capitalization stocks posted gains during the first six months of the year, however large capitalization securities outpaced their smaller capitalization counterparts with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.18% and 5.70%, respectively.

Within both large and small capitalizations, value stocks outperformed growth securities. All sectors within the Wilshire 5000 IndexSM were positive year-to-date. Utilities (17.97%), Energy (14.05%) and Health Care (10.06%) were the top performers, while Consumer Discretionary (1.12%) and Telecom Services (4.02%) lagged the broader market during the first half of the year.

The Socially Responsible Fund (the “Fund”) returned 5.05% for the first six months of 2014, underperforming the S&P 500 Index return of 7.14% by 2.09%. While Fund performance was hindered by poor stock selection in the Information Technology, Health Care, and Industrials sectors, it benefited from positive stock selection in the Energy and Materials sectors.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2014 as the market deals with ongoing macroeconomic and geopolitical issues.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower.

*	Based on percent of the Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended June 30, 2014 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2014 (Unaudited)

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Expense Ratio(1)	Expenses Paid During Period 01/01/14-06/30/14(2)(3)
Equity Fund(4)
Actual Fund Return	$1,000.00	$1,053.50	0.64%	$3.26
Hypothetical 5% Return	$1,000.00	$1,021.62	0.64%	$3.21
Balanced Fund(4)
Actual Fund Return	$1,000.00	$1,040.70	0.34%	$1.72
Hypothetical 5% Return	$1,000.00	$1,023.11	0.34%	$1.71
Income Fund
Actual Fund Return	$1,000.00	$1,047.30	1.19%	$6.04
Hypothetical 5% Return	$1,000.00	$1,018.89	1.19%	$5.96
Small Cap Fund(4)
Actual Fund Return	$1,000.00	$1,019.00	0.80%	$4.00
Hypothetical 5% Return	$1,000.00	$1,020.83	0.80%	$4.01
International Equity Fund(4)
Actual Fund Return	$1,000.00	$1,026.40	1.09%	$5.48
Hypothetical 5% Return	$1,000.00	$1,019.39	1.09%	$5.46
Socially Responsible Fund
Actual Fund Return	$1,000.00	$1,050.50	1.32%	$6.71
Hypothetical 5% Return	$1,000.00	$1,018.25	1.32%	$6.61

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(3)	Expenses shown do not include annuity contract fees.
(4)	The expense ratio does not include the expenses of the underlying funds.

Equity Fund Schedule of Investments June 30, 2014 (Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 69.5%
1,694,080	Wilshire Large Company Growth Portfolio*	$75,301,865
3,421,986	Wilshire Large Company Value Portfolio*	78,876,781

Total Investments in Underlying Funds
(Cost $126,379,307)		154,178,646

COMMON STOCK — 29.7%
Consumer Discretionary — 3.5%
500	Amazon.com, Inc.†	162,390
1,600	Bed Bath & Beyond, Inc.†(a)	91,808
3,100	Best Buy Co., Inc.	96,131
8,100	Comcast Corp., Class A(a)	434,808
14,850	Ford Motor Co.	256,014
2,500	GameStop Corp., Class A(a)	101,175
5,300	General Motors Co.	192,390
5,600	Goodyear Tire & Rubber Co. (The)	155,568
1,900	Harman International Industries, Inc.	204,117
3,550	Hasbro, Inc.(a)	188,328
4,400	Home Depot, Inc. (The)	356,224
13,665	Lowe's Cos., Inc.	655,783
11,413	Macy's, Inc.	662,182
1,150	Michael Kors Holdings, Ltd.†	101,948
2,150	NIKE, Inc., Class B	166,732
2,150	O'Reilly Automotive, Inc.†(a)	323,790
5,350	PulteGroup, Inc.	107,856
3,200	Ross Stores, Inc.	211,616
8,050	Staples, Inc.(a)	87,262
1,600	Starwood Hotels & Resorts Worldwide, Inc.	129,312
462	Time, Inc.†	11,190
4,389	Time Warner Cable, Inc., Class A	646,500
3,700	Time Warner, Inc.	259,925
4,154	Tupperware Brands Corp.(a)	347,690
12,702	VF Corp.	800,226
1,750	Viacom, Inc., Class B	151,777
5,250	Walt Disney Co. (The)	450,135
3,498	Whirlpool Corp.(a)	486,991
		7,839,868
Consumer Staples — 3.1%
6,000	Altria Group, Inc.	251,640
2,700	Archer-Daniels-Midland Co.	119,097
24,770	Coca-Cola Co. (The)(a)	1,049,257
5,050	Coca-Cola Enterprises, Inc.	241,289
7,461	Colgate-Palmolive Co.	508,691
12,994	CVS Caremark Corp.	979,358
3,200	General Mills, Inc.	168,128
2,100	Kimberly-Clark Corp.	233,562
3,750	Kroger Co. (The)	185,362
5,707	McCormick & Co., Inc.	408,564
4,650	Mondelez International, Inc., Class A	174,887
4,900	PepsiCo, Inc.	437,766
10,215	Philip Morris International, Inc.	861,227
7,200	Procter & Gamble Co. (The)	565,848
3,850	Reynolds American, Inc.	232,347
3,100	Sysco Corp.(a)	116,095
3,900	Tyson Foods, Inc., Class A	146,406
2,300	Wal-Mart Stores, Inc.	172,661
		6,852,185

Shares		Value
Energy — 3.0%
3,400	Baker Hughes, Inc.	$253,130
6,300	Chesapeake Energy Corp.	195,804
8,551	Chevron Corp.	1,116,333
5,050	ConocoPhillips(a)	432,937
3,300	Consol Energy, Inc.	152,031
2,100	Ensco PLC, Class A(a)	116,697
2,500	EOG Resources, Inc.	292,150
10,000	Exxon Mobil Corp.	1,006,800
1,950	Helmerich & Payne, Inc.(a)	226,414
17,504	Kinder Morgan, Inc.(a)	634,695
5,450	Marathon Oil Corp.	217,564
4,300	Newfield Exploration Co.†	190,060
2,500	Occidental Petroleum Corp.	256,575
6,280	Phillips 66	505,100
2,100	Schlumberger, Ltd.	247,695
13,729	Seadrill, Ltd.(a)	548,474
3,300	Valero Energy Corp.(a)	165,330
		6,557,789
Financials — 4.9%
4,524	ACE, Ltd.	469,139
3,350	Allstate Corp. (The)	196,712
2,000	American Express Co.	189,740
3,900	American International Group, Inc.	212,862
2,200	Assurant, Inc.	144,210
1,800	AvalonBay Communities, Inc.(b)	255,942
18,750	Bank of America Corp.	288,188
16,269	Bank of New York Mellon Corp. (The)	609,762
4,100	Berkshire Hathaway, Inc., Class B†	518,896
1,371	BlackRock, Inc., Class A(a)	438,172
2,850	Capital One Financial Corp.	235,410
2,350	Chubb Corp. (The)	216,600
5,400	Citigroup, Inc.	254,340
6,291	Cullen/Frost Bankers, Inc.(a)	499,631
7,821	Discover Financial Services	484,746
7,500	E*Trade Financial Corp.†	159,450
4,700	Equity Residential(b)	296,100
5,800	Fifth Third Bancorp	123,830
1,200	Goldman Sachs Group, Inc. (The)	200,928
5,550	Host Hotels & Resorts, Inc.(a) (b)	122,155
4,100	Invesco, Ltd.	154,775
18,765	JPMorgan Chase & Co.	1,081,239
6,400	Leucadia National Corp.	167,808
4,850	Lincoln National Corp.	249,484
2,300	McGraw Hill Financial, Inc.	190,969
2,500	PNC Financial Services Group, Inc.	222,625
5,350	Prologis, Inc.(b)	219,832
2,650	Prudential Financial, Inc.	235,240
2,150	T Rowe Price Group, Inc.	181,481
4,500	Travelers Cos., Inc. (The)	423,315
5,350	U.S. Bancorp(a)	231,762
26,941	Wells Fargo & Co.	1,416,019
3,350	XL Group PLC, Class A	109,645
		10,801,007
Health Care — 3.8%
16,845	AbbVie, Inc.	950,732
700	Actavis PLC†	156,135
2,600	Aetna, Inc.	210,808
1,050	Allergan, Inc.	177,681
4,450	AmerisourceBergen Corp., Class A(a)	323,337
900	Biogen Idec, Inc.†	283,779

See Notes to Financial Statements.

Equity Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

Shares		Value
Health Care — (continued)
5,000	Bristol-Myers Squibb Co.	$242,550
3,000	Cardinal Health, Inc.	205,680
2,200	Celgene Corp.†	188,936
1,600	Cigna Corp.	147,152
6,418	Covidien PLC	578,775
2,400	Edwards Lifesciences Corp.†(a)	206,016
4,100	Gilead Sciences, Inc.†	339,931
10,050	Johnson & Johnson	1,051,431
1,100	McKesson Corp.	204,831
7,450	Merck & Co., Inc.	430,982
9,777	Novo Nordisk ADR(a)	451,600
36,700	Pfizer, Inc.	1,089,256
10,848	UnitedHealth Group, Inc.	886,824
2,150	WellPoint, Inc.(a)	231,362
		8,357,798
Industrials — 3.1%
1,200	3M Co.(a)	171,888
6,680	Boeing Co. (The)(a)	849,896
5,605	Caterpillar, Inc.	609,095
2,850	Cintas Corp.(a)	181,089
1,000	Cummins, Inc.	154,290
1,800	Deere & Co.(a)	162,990
1,900	Dover Corp.	172,805
3,550	Emerson Electric Co.	235,578
20,850	General Electric Co.	547,938
5,048	Honeywell International, Inc.	469,212
1,050	L-3 Communications Holdings, Inc.	126,787
900	Lockheed Martin Corp.	144,657
9,968	Nielsen NV	482,551
1,300	Northrop Grumman Corp.	155,519
900	Parker Hannifin Corp.(a)	113,157
4,300	Quanta Services, Inc.†(a)	148,694
2,050	Raytheon Co.	189,113
3,550	Robert Half International, Inc.	169,477
1,200	Rockwell Automation, Inc.	150,192
1,600	Snap-on, Inc.	189,632
8,850	Southwest Airlines Co.	237,711
8,899	Union Pacific Corp.	887,675
2,500	United Technologies Corp.	288,625
450	WW Grainger, Inc.	114,422
		6,952,993
Information Technology — 5.4%
8,703	Accenture PLC, Class A(a)	703,551
23,406	Apple, Inc.	2,175,119
14,400	Cisco Systems, Inc.	357,840
2,250	Computer Sciences Corp.	142,200
5,900	Corning, Inc.	129,505
3,600	eBay, Inc.†	180,216
17,738	EMC Corp.	467,219
5,350	Facebook, Inc., Class A†	360,001
8,842	Fidelity National Information Services, Inc.	484,011
700	Google, Inc., Class A†	409,269
700	Google, Inc., Class C†	402,696
6,800	Hewlett-Packard Co.	229,024
14,300	Intel Corp.(a)	441,870
1,800	International Business Machines Corp.	326,286
2,050	Lam Research Corp.	138,539
1,650	MasterCard, Inc., Class A	121,225
39,281	Microsoft Corp.	1,638,018

Shares		Value
Information Technology — (continued)
7,226	Motorola Solutions, Inc.	$481,035
5,400	Oracle Corp.	218,862
5,400	Paychex, Inc.(a)	224,424
12,371	QUALCOMM, Inc.	979,783
1,500	SanDisk Corp.	156,645
7,850	Symantec Corp.	179,765
5,200	Texas Instruments, Inc.	248,508
1,550	Visa, Inc., Class A	326,601
2,050	Western Digital Corp.	189,215
8,550	Xerox Corp.	106,362
3,600	Yahoo!, Inc.†	126,468
		11,944,257
Materials — 0.9%
450	CF Industries Holdings, Inc.	108,239
5,350	Dow Chemical Co. (The)	275,311
4,450	EI du Pont de Nemours & Co.	291,208
3,050	Freeport-McMoRan Copper & Gold, Inc.	111,325
1,450	International Flavors & Fragrances, Inc.	151,206
3,050	LyondellBasell Industries NV, Class A	297,832
6,904	Packaging Corp. of America	493,567
1,800	Vulcan Materials Co.	114,750
6,900	Weyerhaeuser Co.(b)	228,321
		2,071,759
Telecommunication Services — 0.8%
35,586	AT&T, Inc.	1,258,321
11,750	Verizon Communications, Inc.	574,928
		1,833,249
Utilities — 1.2%
2,250	AGL Resources, Inc.(a)	123,817
5,350	Ameren Corp.	218,708
3,000	American Electric Power Co., Inc.	167,310
2,850	DTE Energy Co.	221,929
4,300	Edison International	249,873
2,150	Entergy Corp.	176,493
11,318	ITC Holdings Corp.(a)	412,881
4,962	NextEra Energy, Inc.	508,506
2,650	Pinnacle West Capital Corp.(a)	153,276
4,850	Public Service Enterprise Group, Inc.	197,832
1,900	SCANA Corp.(a)	102,239
2,600	Wisconsin Energy Corp.(a)	121,992
		2,654,856
Total Common Stock
(Cost $56,543,683)		65,865,761

SHORT-TERM INVESTMENTS (c) — 5.7%
1,319,641	Northern Trust Institutional Government Select Portfolio, 0.010%	1,319,641
11,286,803	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	11,286,803

Total Short-Term Investments
(Cost $12,606,444)		12,606,444

Total Investments — 104.9%
(Cost $195,529,434)		232,650,851

Other Assets & Liabilities, Net — (4.9)%		(10,937,930)

NET ASSETS — 100.0%		$221,712,921

See Notes to Financial Statements.

Equity Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

*	Affiliated Fund
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $11,041,723.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2014.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2014 was $11,286,803.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

Balanced Fund Schedule of Investments June 30, 2014 (Unaudited)

Shares		Value
INVESTMENT IN UNDERLYING FUNDS — 100.0%
6,299,178	Wilshire International Equity Fund*	$62,424,856
438,770	Wilshire Large Company Growth Portfolio*	19,503,343
762,514	Wilshire Large Company Value Portfolio*	17,575,948
188,906	Wilshire Small Company Growth Portfolio*	4,989,004
193,624	Wilshire Small Company Value Portfolio*	4,947,095
3,924,624	Wilshire Variable Insurance Trust Income Fund*	47,762,677

Total Investments in Underlying Funds
(Cost $143,636,164)		157,202,923

SHORT-TERM INVESTMENT — 0.2%
363,973	Northern Trust Institutional Government Select Portfolio, 0.010% (a)	363,973

Total Short-Term Investment
(Cost $363,973)		363,973

Total Investments — 100.2%
(Cost $144,000,137)		157,566,896

Other Assets & Liabilities, Net — (0.2)%		(265,944)

NET ASSETS — 100.0%		$157,300,952

*	Affiliated Fund

(a)	Rate shown is the 7-day effective yield as of June 30, 2014.

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP. For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

Income Fund Schedule of Investments June 30, 2014 (Unaudited)

	Maturity Date	Par	Value
ASSET-BACKED SECURITIES — 3.8%
Access Financial Manufactured Housing Contract Trust
7.650%	05/15/21	$182,248	$142,209
Ameriquest Mortgage Securities, Inc.
0.842%(a)	04/25/34	65,810	65,199
Amortizing Residential Collateral Trust
0.834%(a)	01/01/32	20,861	18,433
Bayview Financial Acquisition Trust
0.825%(a)	02/28/44	25,873	25,628
Bear Stearns Asset Backed Securities Trust
0.722%(a)	09/25/34	29,260	28,476
CIT Group Securitization Corp.
7.650%	05/15/26	109,985	114,368
Conseco Financial Corp.
9.150%	01/15/18	1,145	131
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	423	433
Educational Funding of the South, Inc.
0.879%(a)	04/25/35	230,000	230,499
Greenpoint Manufactured Housing (a)
2.910%	03/18/29	75,000	65,566
3.535%	06/19/29	50,000	43,561
3.650%	02/20/32	75,000	68,643
3.652%	02/20/30	49,800	43,412
3.656%	03/13/32	100,000	90,047
Home Equity Mortgage Loan Trust
0.412%(a)	06/25/36	1,414,135	341,429
Northstar Education Finance, Inc. (a)
1.188%	01/29/46	150,000	136,959
1.538%	10/30/45	400,000	298,633
RAMP Trust
0.652%(a)	09/25/35	460,000	399,237
SACO I Trust (a)
0.412%	06/25/36	58,369	91,878
0.492%	03/25/36	60,202	87,053
Saxon Asset Securities Trust
0.842%(a)	05/25/35	181,163	169,610
SLM Student Loan Trust (a)
0.663%	09/16/24	300,000	293,443
1.102%	09/25/28	230,000	236,811

Total Asset-Backed Securities
(Cost $2,859,294)			2,991,658

COLLATERALIZED MORTGAGE OBLIGATIONS — 36.5%
Agency Mortgage-Backed Obligation — 28.1%
FHLMC
2.050%(a)	12/15/37	1,400,000	120,750
2.285%(a)	01/01/38	103,059	109,413
2.523%(a)	05/01/37	291,060	310,352
3.500%	04/01/43	96,625	99,350
3.500%	10/15/27	599,601	85,119
3.500%	01/01/34	97,834	102,286
5.000%	10/01/33	106,667	118,505

	Maturity Date	Par	Value
Agency Mortgage-Backed Obligation — (continued)
5.000%	09/01/33	$28,692	$31,868
5.000%	08/01/33	92,055	102,208
5.000%	09/01/33	102,598	113,775
5.000%	09/01/33	55,198	61,314
6.000%	10/01/36	421,990	480,248
7.000%	03/01/39	56,933	63,050
FHLMC Multifamily Structured Pass-Through Certificates, IO (a)
1.363%	04/25/20	573,821	29,669
1.588%	12/25/21	185,429	15,669
1.660%	06/25/20	238,694	17,967
1.727%	10/25/21	171,125	15,834
1.827%	07/25/21	390,052	37,059
FHLMC TBA
3.000%	08/01/42	500,000	492,002
3.500%	07/15/41	300,000	308,367
FNMA
2.528%(a)	01/01/37	46,072	49,339
3.000%	06/25/27	549,444	63,048
3.500%	10/01/42	278,043	284,241
3.500%	10/01/33	387,457	405,804
3.500%	03/01/43	662,163	680,620
3.500%	11/01/33	95,732	100,244
3.500%	12/01/33	96,491	100,880
3.500%	11/01/33	287,910	301,448
3.500%	12/01/42	93,112	95,707
3.500%	08/01/33	187,981	196,903
3.500%	12/01/42	90,662	93,188
3.500%	12/01/42	94,182	96,806
3.500%	04/01/43	285,062	293,008
3.500%	12/01/33	96,881	101,317
4.000%	12/01/42	87,202	92,675
4.500%	09/01/43	97,873	106,706
4.500%	10/01/43	97,754	106,587
4.500%	06/01/41	147,468	159,774
4.500%	04/01/41	163,683	177,624
4.500%	05/01/31	148,491	162,440
4.500%	09/01/41	49,714	53,964
4.500%	11/01/43	98,186	107,074
4.500%	01/01/44	98,145	107,028
4.500%	06/01/31	49,499	54,158
4.500%	11/01/31	69,109	75,603
4.500%	12/01/31	74,812	81,846
4.500%	04/01/31	48,113	52,628
5.000%	05/01/42	72,070	80,156
5.500%	04/01/36	136,454	148,348
5.500%	09/01/35	413,089	463,697
5.500%	07/25/41	235,790	271,906
5.500%	08/01/38	66,551	75,101
5.500%	04/25/42	86,501	96,901
5.500%	11/01/36	80,164	89,865
6.000%	11/01/35	85,258	96,624
6.000%	02/01/34	5,489	6,223
6.000%	04/01/33	30,537	34,630
6.000%	08/01/37	170,918	193,752

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

	Maturity Date	Par	Value
Agency Mortgage-Backed Obligation — (continued)
6.000%	12/01/39	$213,544	$240,599
6.000%	09/01/39	177,573	199,721
7.000%	04/01/37	39,497	44,047
7.000%	05/01/32	17,099	19,719
7.000%	02/01/39	91,892	101,564
9.750%	11/25/18	91,070	102,118
9.750%	08/25/19	25,511	28,583
FNMA, IO
4.000%	11/25/41	461,909	107,141
FNMA TBA
3.000%	07/01/26	1,200,000	1,246,500
3.500%	07/25/26	1,200,000	1,271,813
4.000%	08/13/39	2,400,000	2,539,406
4.500%	07/01/37	1,100,000	1,191,266
GNMA
0.552%(a)	12/20/60	163,453	162,315
0.632%(a)	03/20/61	175,422	174,733
0.652%(a)	03/20/61	84,369	84,104
0.826%(a)	08/16/52	224,545	14,891
0.946%(a)	06/16/55	241,208	15,557
2.000%	12/16/49	49,322	49,529
2.250%	03/16/35	39,255	40,064
2.900%(a)	06/16/44	84,968	87,350
2.900%(a)	02/16/44	275,446	279,466
3.500%	05/20/43	379,564	82,577
4.500%	04/20/41	331,837	363,438
4.500%	03/20/41	97,253	106,521
5.000%	11/20/40	125,255	139,155
5.000%	05/15/40	227,499	252,948
5.000%	09/20/40	84,887	94,318
5.000%	08/20/40	751,553	835,211
5.000%	04/15/40	114,557	126,352
5.500%	05/15/36	42,945	48,154
6.000%	05/15/33	34,590	39,767
6.000%	03/15/35	358,332	405,227
6.000%	07/20/38	40,422	45,976
6.000%	03/15/37	32,019	36,828
6.500%	10/20/37	201,557	227,664
GNMA TBA
3.500%	07/01/42	900,000	935,930
3.500%	07/15/41	1,200,000	1,249,969
4.000%	07/01/39	400,000	428,062
			21,891,251
Non-Agency Mortgage-Backed Obligation — 8.4%
American Home Mortgage Assets
0.380%(a)	05/25/46	64,187	14,525
Banc of America Commercial Mortgage, Inc.
5.448%	09/10/47	10,000	10,752
5.775%(a)	06/10/49	43,123	43,214
Banc of America Funding Corp.
2.887%(a)	09/20/35	867,894	668,297
Banc of America Mortgage Securities, Inc.
2.580%(a)	02/25/34	5,365	5,240

	Maturity Date	Par	Value
Non-Agency Mortgage-Backed Obligation — (continued)
Bear Stearns Adjustable Rate Mortgage Trust (a)
2.684%	02/25/34	$35,256	$33,776
2.947%	11/25/34	36,731	35,555
Bear Stearns ALT-A Trust
2.536%(a)	08/25/34	131,121	132,817
Citigroup Mortgage Loan Trust, Inc.
2.619%(a)	02/25/34	33,199	30,982
Commercial Mortgage Trust
4.300%	10/10/46	30,000	31,940
4.762%(a)	10/10/46	10,000	10,765
5.255%(a)	10/10/46	10,000	10,809
5.398%(a)	12/11/49	60,000	50,361
5.566%(a)	01/15/46	110,000	103,682
6.015%(a)	07/10/38	25,000	27,122
Countrywide Alternative Loan Trust
0.363%(a)	03/20/46	56,722	43,789
Credit Suisse Commercial Mortgage Trust
5.615%(a)	01/15/49	116,000	127,126
Credit Suisse Mortgage Trust
5.373%	12/15/39	400,000	387,159
DBUBS Mortgage Trust
3.642%	08/10/44	100,000	105,009
First Horizon Mortgage Pass-Through Trust
2.625%(a)	02/25/35	200,946	202,052
Greenpoint Mortgage Funding Trust
0.362%(a)	04/25/36	768,726	587,106
GS Mortgage Securities Trust (a)
1.392%	04/12/47	999,121	80,617
5.161%	11/10/46	40,000	44,050
HomeBanc Mortgage Trust
0.452%(a)	05/25/37	78,127	70,929
Impac CMB Trust
0.692%(a)	05/25/35	74,600	66,971
Indymac Index Mortgage Loan Trust (a)
0.272%	07/25/36	196,214	152,950
0.352%	06/25/47	205,085	159,004
0.412%	06/25/35	349,232	314,274
2.468%	03/25/35	80,452	80,318
JPMorgan Chase Commercial Mortgage Securities Trust
1.454%(a)	04/15/24	1,529,103	98,366
5.050%(a)	01/15/47	10,000	10,915
5.251%(a)	11/15/45	20,000	21,646
5.502%(a)	06/12/47	250,000	249,644
5.703%	05/12/17	120,000	108,702
6.082%(a)	02/12/51	30,000	33,732
LB-UBS Commercial Mortgage Trust
6.370%(a)	09/15/45	50,000	56,956
Master Adjustable Rate Mortgages Trust (a)
0.924%	12/25/46	175,982	129,137
3.180%	12/25/34	11,620	11,208
Merrill Lynch Mortgage Trust
6.033%(a)	06/12/50	25,000	27,930

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

	Maturity Date	Par	Value
Non-Agency Mortgage-Backed Obligation — (continued)
Merrill Lynch
5.485%(a)	03/12/51	$80,000	$87,869
Morgan Stanley Bank of America Merrill Lynch Trust
3.214%	02/15/46	30,000	29,634
Morgan Stanley Capital I Trust
5.399%	12/15/43	280,000	261,096
5.692%(a)	04/15/49	50,000	55,134
Morgan Stanley Mortgage Loan Trust (a)
0.452%	03/25/36	100,489	65,104
0.472%	01/25/35	249,977	237,196
2.670%	07/25/34	44,457	44,743
2.737%	08/25/34	66,969	66,369
Prime Mortgage Trust
8.002%	07/25/34	112,413	111,294
Residential Asset Securitization Trust
4.751%	02/25/19	85,609	87,783
Structured Adjustable Rate Mortgage Loan Trust (a)
0.816%	10/25/35	597,891	190,386
2.506%	11/25/34	86,070	81,133
2.515%	01/25/35	99,401	98,819
Wachovia Bank Commercial Mortgage Trust
5.383%	12/15/43	30,000	32,634
WaMu Mortgage Pass-Through Certificates (a)
0.472%	08/25/45	200,862	191,042
0.823%	03/25/47	168,617	136,766
2.462%	02/25/33	45,781	45,491
Washington Mutual Mortgage Pass-Through Certificates
0.552%(a)	06/25/35	378,167	282,650
Washington Mutual MSC Mortgage Pass-Through Certificates
2.406%(a)	01/25/35	27,342	27,507
Wells Fargo Mortgage Backed Securities Trust
2.624%(a)	04/25/36	16,709	16,368
WFRBS Commercial Mortgage Trust
3.667%	11/15/44	26,000	27,307
			6,555,752
Total Collateralized Mortgage Obligations
(Cost $28,414,651)			28,447,003

CORPORATE BONDS — 26.0%
Consumer Discretionary — 1.9%
CCO Holdings LLC
6.500%(c)	04/30/21	130,000	138,450
Comcast Corp.
3.600%(c)	03/01/24	340,000	349,332
6.950%	08/15/37	10,000	13,525
CSC Holdings LLC
6.750%	11/15/21	30,000	33,000

	Maturity Date	Par	Value
Consumer Discretionary — (continued)
DISH DBS Corp.
5.000%	03/15/23	$10,000	$10,188
5.125%	05/01/20	10,000	10,513
7.875%	09/01/19	45,000	53,437
Ford Motor Co.
4.750%	01/15/43	100,000	101,099
Hilton Worldwide Finance LLC
5.625%(d)	10/15/21	110,000	116,875
Intelsat Jackson Holdings SA
5.500%(c)	08/01/23	70,000	69,650
7.500%	04/01/21	20,000	21,900
McDonald's Corp. MTN
5.350%(c)	03/01/18	40,000	45,462
News America, Inc.
6.650%(c)	11/15/37	10,000	12,697
Telefonica Emisiones SAU
6.221%(c)	07/03/17	20,000	22,633
Time Warner Cable, Inc.
5.500%	09/01/41	10,000	11,187
5.875%	11/15/40	40,000	46,658
6.750%	06/15/39	30,000	38,664
8.250%	04/01/19	150,000	190,070
Time Warner, Inc.
7.700%	05/01/32	90,000	124,978
Viacom, Inc.
4.250%(c)	09/01/23	60,000	62,945
			1,473,263
Consumer Staples — 2.2%
Altria Group, Inc.
2.850%	08/09/22	100,000	96,229
4.750%	05/05/21	110,000	121,331
5.375%	01/31/44	40,000	43,813
9.250%	08/06/19	140,000	186,044
CVS Caremark Corp.
2.750%	12/01/22	230,000	222,152
HJ Heinz Co.
4.250%(c)	10/15/20	50,000	50,313
Kraft Foods Group, Inc.
3.500%(c)	06/06/22	80,000	82,141
5.375%	02/10/20	60,000	68,247
Lorillard Tobacco Co.
3.750%(c)	05/20/23	110,000	108,638
Molson Coors Brewing Co.
3.500%(c)	05/01/22	10,000	10,108
Mondelez International, Inc.
5.375%	02/10/20	110,000	126,445
PepsiCo, Inc.
0.700%	08/13/15	120,000	120,336
7.900%	11/01/18	41,000	51,083
Philip Morris International, Inc.
2.500%	08/22/22	50,000	48,431
2.900%	11/15/21	120,000	120,983
4.500%	03/20/42	60,000	61,051

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

	Maturity Date	Par	Value
Consumer Staples — (continued)
Reynolds American, Inc.
3.250%	11/01/22	$40,000	$38,590
6.750%	06/15/17	70,000	80,365
Reynolds Group Issuer, Inc.
5.750%	10/15/20	110,000	116,050
			1,752,350
Energy — 4.2%
Access Midstream Partners
4.875%(c)	03/15/24	40,000	42,250
4.875%	05/15/23	40,000	42,150
5.875%	04/15/21	30,000	32,100
Anadarko Finance Co.
7.500%(c)	05/01/31	60,000	81,686
Apache Corp.
3.250%(c)	04/15/22	31,000	31,886
Arch Coal, Inc.
7.000%(c)	06/15/19	20,000	15,150
Atwood Oceanics, Inc.
6.500%(c)	02/01/20	30,000	31,987
Baker Hughes, Inc.
7.500%	11/15/18	160,000	196,754
Chesapeake Energy Corp.
6.875%(c)	11/15/20	90,000	104,400
Concho Resources, Inc.
5.500%	10/01/22	10,000	10,762
6.500%(c)	01/15/22	44,000	48,510
ConocoPhillips
5.900%	05/15/38	60,000	75,490
CONSOL Energy, Inc.
8.250%	04/01/20	95,000	102,838
Continental Resources, Inc.
4.500%	04/15/23	30,000	32,046
5.000%(c)	09/15/22	110,000	119,625
Devon Energy Corp.
5.600%	07/15/41	110,000	127,320
Devon Financing Corp. LLC
7.875%	09/30/31	30,000	42,142
Enterprise Products Operating LLC
6.500%	01/31/19	200,000	237,256
Hess Corp.
7.875%	10/01/29	60,000	82,679
8.125%(c)	02/15/19	70,000	88,057
Kerr-McGee Corp.
7.875%	09/15/31	105,000	148,296
Key Energy Services, Inc.
6.750%(c)	03/01/21	110,000	114,400
MarkWest Energy Partners
5.500%	02/15/23	10,000	10,650
6.250%	06/15/22	12,000	13,110
6.500%(c)	08/15/21	26,000	28,080
Noble Energy, Inc.
4.150%	12/15/21	170,000	182,775
Occidental Petroleum Corp.
2.700%(c)	02/15/23	30,000	29,129
3.125%	02/15/22	50,000	50,688

	Maturity Date	Par	Value
Energy — (continued)
Peabody Energy Corp.
6.500%(c)	09/15/20	$10,000	$10,075
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	243,742
Penn Virginia Resource Partners
8.375%(c)	06/01/20	72,000	81,450
Plains Exploration & Production Co.
6.125%	06/15/19	150,000	165,750
QEP Resources, Inc.
5.250%(c)	05/01/23	60,000	61,350
6.875%(c)	03/01/21	30,000	33,675
Range Resources Corp.
5.750%	06/01/21	30,000	32,400
6.750%(c)	08/01/20	60,000	64,500
Regency Energy Partners
5.875%	03/01/22	30,000	32,588
6.500%(c)	07/15/21	55,000	59,950
Samson Investment Co.
10.750%(d)	02/15/20	50,000	52,688
Transocean, Inc.
5.050%(c)	12/15/16	40,000	43,453
6.375%	12/15/21	10,000	11,568
Williams Cos., Inc.
7.500%	01/15/31	167,000	197,521
7.750%	06/15/31	25,000	30,124
			3,243,050
Financials — 9.2%
American Express Co.
6.800%(a)	09/01/66	55,000	60,500
American Express Credit Corp. MTN
5.125%	08/25/14	180,000	181,283
American International Group, Inc.
5.850%	01/16/18	40,000	45,664
6.250%	03/15/37	100,000	111,875
Bank of America Corp. MTN
2.600%	01/15/19	120,000	121,412
3.300%	01/11/23	230,000	226,701
3.875%(c)	03/22/17	30,000	31,998
5.000%	05/13/21	40,000	44,648
5.650%	05/01/18	120,000	136,024
5.750%	12/01/17	10,000	11,279
7.625%	06/01/19	210,000	259,388
Berkshire Hathaway, Inc.
3.200%	02/11/15	60,000	61,057
BNP Paribas SA MTN
2.375%	09/14/17	60,000	61,440
Boeing Capital Corp.
4.700%(c)	10/27/19	70,000	79,171
CIT Group, Inc.
5.000%(c)	08/01/23	70,000	71,662
Citigroup, Inc.
5.000%	09/15/14	5,000	5,044
5.350%(a)	05/29/49	50,000	47,750
5.500%	10/15/14	5,000	5,072
5.500%	09/13/25	80,000	89,238

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

	Maturity Date	Par	Value
Financials — (continued)
5.900%(a)	12/29/49	$30,000	$30,300
5.950%(a) (c)	12/29/49	40,000	40,400
6.010%	01/15/15	68,000	70,050
6.300%(a) (c)	12/29/49	60,000	61,125
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%	01/19/17	80,000	84,717
Countrywide Financial Corp.
6.250%	05/15/16	50,000	54,561
Ford Motor Credit Co. LLC
8.125%(c)	01/15/20	180,000	229,823
General Electric Capital Corp. MTN
1.625%	07/02/15	40,000	40,509
5.625%	05/01/18	180,000	206,250
6.375%(a)	11/15/67	270,000	301,050
6.875%	01/10/39	300,000	402,983
Goldman Sachs Capital II
4.000%(a) (c)	06/01/43	20,000	16,000
Goldman Sachs Group, Inc. MTN
2.375%	01/22/18	10,000	10,156
4.000%(c)	03/03/24	10,000	10,172
5.250%	07/27/21	10,000	11,229
5.375%	03/15/20	150,000	169,917
5.750%(c)	01/24/22	180,000	208,293
6.000%(c)	06/15/20	30,000	34,968
6.250%	02/01/41	220,000	268,379
6.750%	10/01/37	10,000	12,030
John Deere Capital Corp. MTN
1.700%	01/15/20	20,000	19,415
2.250%(c)	04/17/19	40,000	40,455
JPMorgan Chase & Co.
3.375%(c)	05/01/23	70,000	68,706
3.625%(c)	05/13/24	290,000	291,163
4.400%	07/22/20	90,000	98,337
5.125%	09/15/14	545,000	550,169
5.150%(c)	10/01/15	100,000	105,297
MetLife, Inc.
4.750%	02/08/21	80,000	89,407
5.875%	02/06/41	160,000	197,212
6.400%(c)	12/15/36	10,000	11,175
Morgan Stanley MTN
0.678%(a)	10/18/16	40,000	39,955
4.750%	03/22/17	20,000	21,775
6.625%	04/01/18	100,000	116,897
Royal Bank of Scotland Group PLC
2.550%	09/18/15	30,000	30,619
6.100%	06/10/23	60,000	65,676
Toyota Motor Credit Corp. MTN
1.250%(c)	10/05/17	130,000	129,910
Voya Financial, Inc.
2.900%	02/15/18	20,000	20,725
Wachovia Capital Trust III
5.570%(a)	12/31/49	350,000	339,500
Wells Fargo & Co.
1.500%(c)	01/16/18	50,000	49,915

	Maturity Date	Par	Value
Financials — (continued)
2.100%	05/08/17	$40,000	$41,025
3.450%(c)	02/13/23	40,000	39,804
3.676%(b)	06/15/16	50,000	52,765
4.480%(c)	01/16/24	673,000	712,845
5.375%	11/02/43	50,000	55,002
Wells Fargo Capital X
5.950%(c)	12/15/36	70,000	71,400
			7,173,267
Health Care — 2.1%
AbbVie, Inc.
1.750%	11/06/17	140,000	140,764
2.900%	11/06/22	90,000	87,033
Amgen, Inc.
3.625%	05/22/24	40,000	40,354
Catholic Health Initiatives
4.350%	11/01/42	10,000	9,583
Express Scripts Holding Co.
3.500%(c)	11/15/16	280,000	297,301
Fresenius Medical Care US Finance, Inc.
6.875%	07/15/17	145,000	164,213
GlaxoSmithKline Capital PLC
2.850%	05/08/22	90,000	88,837
HCA, Inc.
5.875%	03/15/22	50,000	54,187
7.500%(c)	11/15/95	20,000	18,800
7.690%(c)	06/15/25	30,000	33,825
Humana, Inc.
3.150%(c)	12/01/22	20,000	19,628
7.200%	06/15/18	100,000	118,788
Medtronic, Inc.
3.125%	03/15/22	10,000	10,095
4.450%	03/15/20	60,000	66,451
Tenet Healthcare Corp.
9.250%	02/01/15	61,000	63,995
Thermo Fisher Scientific, Inc.
3.600%	08/15/21	40,000	41,563
UnitedHealth Group, Inc.
3.375%(c)	11/15/21	40,000	41,069
3.875%(c)	10/15/20	30,000	32,223
5.700%	10/15/40	60,000	71,762
6.000%	02/15/18	10,000	11,537
WellPoint, Inc.
1.250%	09/10/15	30,000	30,229
3.125%(c)	05/15/22	30,000	29,956
3.700%	08/15/21	20,000	20,855
5.875%	06/15/17	20,000	22,447
Wyeth
5.950%	04/01/37	110,000	135,161
Zoetis, Inc.
3.250%(c)	02/01/23	20,000	19,784
			1,670,440
Industrials — 1.2%
Boeing Co.
6.000%(c)	03/15/19	60,000	70,838

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

	Maturity Date	Par	Value
Industrials — (continued)
Continental Airlines 1998-1 Class A Pass-Through Trust
6.648%	09/15/17	$35,357	$37,542
Delta Air Lines, Inc.
6.821%	08/10/22	221,205	261,022
Eaton Corp.
1.500%	11/02/17	30,000	30,037
2.750%	11/02/22	190,000	183,538
4.150%(c)	11/02/42	50,000	47,915
General Electric Capital Corp. MTN
5.550%(c)	05/04/20	30,000	34,912
General Electric Co.
0.850%(c)	10/09/15	50,000	50,248
4.500%	03/11/44	20,000	20,839
United Airlines, Inc.
9.750%	01/15/17	24,039	27,525
United Technologies Corp.
4.500%	06/01/42	60,000	62,842
Waste Management, Inc.
3.500%	05/15/24	40,000	40,241
4.600%(c)	03/01/21	20,000	22,127
7.375%	05/15/29	20,000	26,451
			916,077
Information Technology — 0.3%
First Data Corp.
11.750%(c)	08/15/21	80,000	94,900
12.625%	01/15/21	20,000	24,625
Oracle Corp.
1.200%(c)	10/15/17	120,000	119,839
			239,364
Materials — 1.6%
ArcelorMittal
5.000%	02/25/17	10,000	10,575
Ball Corp.
4.000%(c)	11/15/23	10,000	9,525
5.000%	03/15/22	90,000	92,250
Barrick Corp. (c)
3.850%	04/01/22	30,000	29,848
4.100%	05/01/23	60,000	59,751
Barrick North America Finance LLC
4.400%(c)	05/30/21	160,000	167,404
Celulosa Arauco y Constitucion SA
4.750%(c)	01/11/22	60,000	62,013
Cliffs Natural Resources, Inc. (c)
3.950%	01/15/18	120,000	121,599
4.800%	10/01/20	30,000	29,357
Eagle Spinco, Inc.
4.625%(c)	02/15/21	50,000	49,875
Ecolab, Inc.
4.350%	12/08/21	20,000	21,931
Freeport-McMoRan Copper & Gold, Inc.
2.375%(c)	03/15/18	20,000	20,298
Hexion US Finance Corp.
6.625%(c)	04/15/20	40,000	42,400

	Maturity Date	Par	Value
Materials — (continued)
Plains Exploration & Production Co.
6.500%	11/15/20	$10,000	$11,162
6.875%	02/15/23	10,000	11,700
PPG Industries, Inc.
6.650%(c)	03/15/18	30,000	34,943
Rio Tinto Finance USA, Ltd.
2.250%	12/14/18	10,000	10,194
Rock Tenn Co.
3.500%	03/01/20	40,000	41,160
4.000%	03/01/23	10,000	10,262
Southern Copper Corp.
5.250%(c)	11/08/42	180,000	165,484
Steel Dynamics, Inc.
7.625%	03/15/20	10,000	10,713
Vale Overseas, Ltd.
4.375%(c)	01/11/22	216,000	221,767
			1,234,211
Telecommunication Services — 1.9%
AT&T, Inc.
3.000%	02/15/22	20,000	19,911
3.875%	08/15/21	50,000	53,193
3.900%(c)	03/11/24	20,000	20,692
4.350%	06/15/45	122,000	115,646
5.500%	02/01/18	20,000	22,633
Qwest Corp.
6.875%(c)	09/15/33	20,000	20,120
Sprint Capital Corp.
6.875%	11/15/28	20,000	20,200
Sprint Corp.
7.875%(d)	09/15/23	160,000	178,000
tw telecom holdings inc
5.375%	10/01/22	10,000	10,937
Verizon Communications, Inc.
2.450%	11/01/22	40,000	37,524
3.450%(c)	03/15/21	40,000	41,336
5.150%	09/15/23	330,000	369,301
6.350%(c)	04/01/19	40,000	47,304
6.400%	09/15/33	190,000	232,738
6.550%	09/15/43	50,000	62,922
7.750%	12/01/30	170,000	233,141
			1,485,598
Utilities — 1.4%
AES Corp. (The)
8.000%(c)	06/01/20	180,000	216,450
Berkshire Hathaway Energy Co.
6.500%	09/15/37	20,000	25,791
Exelon Corp.
5.625%	06/15/35	110,000	123,786
FirstEnergy Corp.
2.750%	03/15/18	30,000	30,359
4.250%(c)	03/15/23	120,000	119,510
7.375%	11/15/31	280,000	330,915
Pacific Gas & Electric Co.
6.050%	03/01/34	60,000	74,203
8.250%	10/15/18	40,000	49,978

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

	Maturity Date	Par	Value
Utilities — (continued)
Southern Natural Gas Co. LLC
5.900%(c) (d)	04/01/17	$30,000	$33,724
8.000%	03/01/32	75,000	102,482
			1,107,198
Total Corporate Bonds
(Cost $18,732,702)			20,294,818

FOREIGN BONDS — 5.9% (e)
Australia — 0.7%
BHP Billiton Finance USA, Ltd.
6.500%	04/01/19	190,000	228,652
5.000%(c)	09/30/43	60,000	66,311
3.250%	11/21/21	20,000	20,561
Rio Tinto Finance USA, Ltd.
9.000%	05/01/19	170,000	222,879
6.500%(c)	07/15/18	20,000	23,610
3.750%	09/20/21	20,000	21,064
			583,077
Belgium — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/20	100,000	115,450
2.500%(c)	07/15/22	120,000	114,988
			230,438
Brazil — 0.9%
Petrobras International Finance Co.
6.125%(c)	10/06/16	90,000	97,920
5.750%(c)	01/20/20	10,000	10,688
5.375%	01/27/21	320,000	333,514
3.875%	01/27/16	50,000	51,552
Vale Overseas, Ltd.
6.875%(c)	11/21/36	185,000	204,802
			698,476
Canada — 1.7%
Province of British Columbia
2.000%(c)	10/23/22	200,000	189,685
Province of New Brunswick Canada
2.750%(c)	06/15/18	250,000	261,750
Province of Ontario Canada
4.400%	04/14/20	270,000	302,649
1.200%	02/14/18	320,000	317,818
Province of Quebec Canada
2.625%	02/13/23	240,000	233,815
Rogers Communications, Inc.
6.750%	03/15/15	10,000	10,456
			1,316,173
Hungary — 0.1%
Hungary Government International Bond
5.750%	11/22/23	104,000	114,660

	Maturity Date	Par	Value
Mexico — 0.5%
America Movil SAB de CV
5.625%(c)	11/15/17	$80,000	$90,362
5.000%(c)	03/30/20	100,000	110,867
Petroleos Mexicanos
3.500%	01/30/23	196,000	191,394
			392,623
Netherlands — 0.3%
Shell International Finance BV
4.375%	03/25/20	180,000	200,251

Poland — 0.3%
Poland Government International Bond
4.000%	01/22/24	210,000	217,875

Russia — 0.1%
Russian Foreign Bond - Eurobond
7.500%	03/31/30	94,530	109,479

South Africa — 0.3%
South Africa Government International Bond
5.875%(c)	09/16/25	200,000	222,300

Spain — 0.1%
Telefonica Emisiones SAU
5.877%	07/15/19	40,000	46,375

United Kingdom — 0.6%
BP Capital Markets PLC
3.875%	03/10/15	90,000	92,241
Diageo Capital PLC
4.828%(c)	07/15/20	310,000	349,464
Royal Bank of Scotland Group PLC
7.648%(a)	08/31/49	10,000	12,100
			453,805
Total Foreign Bonds
(Cost $4,377,478)			4,585,532

MUNICIPAL BOND — 0.2%
Northstar Education Finance, Inc., RB(a)
1.188%	01/29/46	150,000	136,950

Total Municipal Bond
(Cost $125,035)			136,950

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

	Maturity Date	Shares	Value
PREFERRED STOCK — 0.5%
GMAC Capital Trust I, 8.125%(a)		15,499	$423,123

Total Preferred Stock
(Cost $384,375)			423,123

		Par

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.7%
FHLB
5.500%	07/15/36	$170,000	217,512
FNMA
4.146%(f)	10/09/19	900,000	790,893
6.250%	05/15/29	180,000	241,731
6.625%	11/15/30	540,000	766,875
Tennessee Valley Authority
5.250%	09/15/39	70,000	84,948

Total U.S. Government & Agency Obligations
(Cost $1,902,383)			2,101,959

U.S. TREASURY OBLIGATIONS — 14.6%
U.S. Treasury Bond
3.750%	11/15/43	4,280,000	4,622,400
3.625%	02/15/44	310,000	327,147
3.375%	05/15/44	210,000	211,411
U.S. Treasury Inflation-Protected Security (g)
1.375%	02/15/44	50,861	55,939
0.750%	02/15/42	430,160	404,921
0.375%	07/15/23	764,033	778,836
U.S. Treasury Note
2.750%(c)	11/15/23	270,000	276,729
2.500%(c)	05/15/24	120,000	119,831
2.125%	01/31/21	50,000	50,246
2.000%	05/31/21	1,450,000	1,439,153
1.625%	04/30/19	1,280,000	1,282,400
1.500%(c)	05/31/19	790,000	786,050
1.500%	07/31/16	590,000	602,261
1.375%	06/30/18	410,000	410,929
0.875%(c)	04/15/17	20,000	20,050
0.250%(c)	10/31/15	10,000	10,009

Total U.S. Treasury Obligations
(Cost $11,126,124)			11,398,312

	Maturity Date	Shares	Value
ESCROW SECURITIES — 0.0%
Financials — 0.0%
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(h)	11/29/49	200,000	$—
Lehman Brothers Holdings, Inc. MTN
6.500%(h)	07/19/17	160,000	—
6.750%(h)	12/28/17	340,000	—
			—
Total Escrow Securities
(Cost $–)			—

SHORT-TERM INVESTMENTS (i) — 30.5%
Northern Trust Institutional Government Select Portfolio, 0.010%		16,885,264	16,885,264
Northern Trust Institutional Liquid Asset Portfolio, 0.010%(j)		6,924,225	6,924,225

Total Short-Term Investments
(Cost $23,809,489)			23,809,489

Total Investments — 120.7%
(Cost $91,731,531)			94,188,844

Other Assets & Liabilities, Net — (20.7)%			(16,145,199)

NET ASSETS — 100.0%			$78,043,645

		Par
TBA SALES COMMITMENTS — (0.6)%
COLLATERALIZED MORTAGE OBLIGATIONS — (0.6)%
FNMA TBA
4.500%	07/01/37	$(400,000)	(433,188)

Total TBA Sales Commitments
(Proceeds $430,688)			$(433,188)

See Notes to Financial Statements.

Income Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2014. The date reported on the Schedule of Investments is the final maturity date.
(b)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on June 30, 2014. The coupon on a step bond changes on a specified date.
(c)	This security or a partial position of this security is on loan at June 30, 2014. The total value of securities on loan at June 30, 2014 was $6,830,489.
(d)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(e)	Foreign security denominated in U.S. currency.
(f)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(g)	Inflation protected security. Principal amounts periodically adjusted for inflation.
(h)	Security in default on interest payments.
(i)	Rate shown is the 7-day effective yield as of June 30, 2014.
(j)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $6,924,225.

FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
IO — Interest Only - face amount represents notional amount
LLC — Limited Liability Company
Ltd. — Limited
MTN — Medium Term Note
PLC — Public Limited Company
RB — Revenue Bond
TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$2,991,658	$—		$2,991,658
Collateralized Mortgage Obligations	—	28,447,003	—		28,447,003
Corporate Bonds	—	20,294,818	—		20,294,818
Foreign Bonds	—	4,585,532	—		4,585,532
Municipal Bond	—	136,950	—		136,950
Preferred Stock	423,123	—	—		423,123
U.S. Government & Agency Obligations	—	2,101,959	—		2,101,959
U.S. Treasury Obligations	—	11,398,312	—		11,398,312
Escrow Securities	—	—	—	^	—	^
Short-Term Investments	23,809,489	—	—		23,809,489
Total Investments in Securities	$24,232,612	$69,956,232	$—		$94,188,844

TBA Sales Commitments	Level 1	Level 2	Level 3		Total
Collateralized Mortgage Obligations	$—	$(433,188)	$—		$(433,188)

^
As of June 30, 2014 all of the Fund’s investments were considered Level 1 or Level 2, except for Lehman Brothers Holdings Capital Trust VII MTN and Lehman Brothers Holdings, Inc. MTN, which were considered Level 3 when converted to escrow shares on March 21, 2012 and were valued at $0, and the value has remained $0 throughout the period ended June 30, 2014.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities.

See Notes to Financial Statements.

Small Cap Fund Schedule of Investments June 30, 2014 (Unaudited)

Shares		Value
INVESTMENTS IN UNDERLYING FUNDS — 67.9%
544,429	Wilshire Small Company Growth Portfolio*	$14,378,367
604,388	Wilshire Small Company Value Portfolio*	15,442,110

Total Investments in Underlying Funds
(Cost $25,173,052)		29,820,477

COMMON STOCK — 31.9%
Consumer Discretionary — 4.6%
528	American Axle & Manufacturing Holdings, Inc.†(a)	9,974
70	ANN, Inc.†	2,880
2,489	Asbury Automotive Group, Inc.†	171,094
120	Ascent Capital Group, Inc., Class A†(a)	7,921
130	Brunswick Corp.(a)	5,477
1,875	Capella Education Co.	101,981
160	Children's Place Retail Stores, Inc. (The)(a)	7,941
270	Citi Trends, Inc.†(a)	5,794
190	Cooper Tire & Rubber Co.	5,700
1,025	Dana Holding Corp.	25,031
1,010	Deckers Outdoor Corp.†	87,193
2,250	Denny's Corp.†(a)	14,670
68	DineEquity, Inc.(a)	5,405
2,150	Dorman Products, Inc.†(a)	106,038
320	Federal-Mogul Holdings Corp.†(a)	6,474
221	Flexsteel Industries, Inc.(a)	7,370
438	FTD, Inc.†(a)	13,924
1,810	G-III Apparel Group, Ltd.†(a)	147,805
1,455	Group 1 Automotive, Inc.(a)	122,671
1,917	Harte-Hanks, Inc.(a)	13,783
260	Hillenbrand, Inc.	8,481
634	Iconix Brand Group, Inc.†(a)	27,224
860	Isle of Capri Casinos, Inc.†(a)	7,362
250	Jack in the Box, Inc.(a)	14,960
2,038	Journal Communications, Inc., Class A†(a)	18,077
4,934	Krispy Kreme Doughnuts, Inc.†(a)	78,845
310	La-Z-Boy, Inc., Class Z(a)	7,183
849	Libbey, Inc.†(a)	22,617
509	Lifetime Brands, Inc.(a)	8,002
704	Live Nation Entertainment, Inc.†(a)	17,382
257	Marcus Corp.(a)	4,690
273	Marriott Vacations Worldwide Corp.†	16,006
370	Matthews International Corp., Class A(a)	15,381
190	Meredith Corp.	9,189
140	Meritage Homes Corp.†(a)	5,909
430	Modine Manufacturing Co.†(a)	6,768
2,960	Monro Muffler Brake, Inc.(a)	157,442
1,258	Morgans Hotel Group Co.†	9,976
1,090	Orient-Express Hotels, Ltd., Class A†(a)	15,849
403	Penske Automotive Group, Inc.(a)	19,948
614	Pinnacle Entertainment, Inc.†(a)	15,460
1,555	Reading International, Inc., Class A†(a)	13,264
2,505	Red Robin Gourmet Burgers, Inc.†(a)	178,356
722	Regis Corp.(a)	10,166
251	Rent-A-Center, Inc., Class A(a)	7,199
632	Scholastic Corp.(a)	21,545
2,768	Scientific Games Corp., Class A†(a)	30,780

Shares		Value
Consumer Discretionary — (continued)
290	Shiloh Industries, Inc.†(a)	$5,353
98	Sonic Automotive, Inc., Class A	2,615
9,207	Sonic Corp.†(a)	203,291
130	Sotheby's(a)	5,459
1,113	Spartan Motors, Inc.(a)	5,053
3,565	Steven Madden, Ltd.†	122,280
120	Tenneco, Inc.†	7,884
174	Unifi, Inc.†(a)	4,790
2,890	Vera Bradley, Inc.†(a)	63,204
170	Wolverine World Wide, Inc.(a)	4,430
		2,041,546
Consumer Staples — 1.5%
2,220	Alliance One International, Inc.†(a)	5,550
228	Andersons, Inc. (The)(a)	11,760
703	Chiquita Brands International, Inc.†	7,628
186	Coca-Cola Bottling Co. Consolidated(a)	13,703
620	Darling Ingredients, Inc.†(a)	12,958
474	Fresh Del Monte Produce, Inc.(a)	14,528
2,109	Harbinger Group, Inc.†	26,785
577	Ingles Markets, Inc., Class A(a)	15,204
1,670	J&J Snack Foods Corp.	157,180
956	Omega Protein Corp.†(a)	13,078
994	Pantry, Inc. (The)†(a)	16,103
230	Post Holdings, Inc.†(a)	11,709
663	Revlon, Inc., Class A†(a)	20,221
193	Seneca Foods Corp., Class A†(a)	5,906
313	SpartanNash Co.(a)	6,576
210	Spectrum Brands Holdings, Inc.(a)	18,066
2,380	SUPERVALU, Inc.†(a)	19,564
3,460	TreeHouse Foods, Inc.†	277,042
		653,561
Energy — 2.1%
1,010	Alon USA Energy, Inc.	12,564
3,840	Alpha Natural Resources, Inc.†(a)	14,246
440	Bristow Group, Inc.	35,473
350	Cloud Peak Energy, Inc.†(a)	6,447
5,810	Comstock Resources, Inc.(a)	167,561
220	Contango Oil & Gas Co.†(a)	9,308
590	Delek US Holdings, Inc.(a)	16,656
2,950	Emerald Oil, Inc.†(a)	22,568
360	Energy XXI Bermuda, Ltd.(a)	8,507
420	Era Group, Inc.†(a)	12,045
739	Exterran Holdings, Inc.(a)	33,248
3,850	Forest Oil Corp.†(a)	8,778
360	Green Plains, Inc.	11,833
1,548	Helix Energy Solutions Group, Inc.†(a)	40,728
4,790	ION Geophysical Corp.†(a)	20,214
5,100	Matador Resources Co.†(a)	149,328
1,040	Parker Drilling Co.†	6,781
3,020	PDC Energy, Inc.†(a)	190,713
1,570	Penn Virginia Corp.†	26,612
1,600	PetroQuest Energy, Inc.†(a)	12,032
100	Pioneer Energy Services Corp.†	1,754
2,160	Renewable Energy Group, Inc.†	24,775
281	RSP Permian, Inc.†	9,116
350	SEACOR Holdings, Inc.†(a)	28,787
380	Stone Energy Corp.†	17,780
3,910	VAALCO Energy, Inc.†(a)	28,269
351	Westmoreland Coal Co.†(a)	12,734
		928,857

See Notes to Financial Statements.

Small Cap Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

Shares		Value
Financials — 7.4%
1,470	AG Mortgage Investment Trust, Inc.(b)	$27,827
503	Alexander & Baldwin, Inc.(a)	20,850
100	Altisource Residential Corp., Class B(a) (b)	2,603
376	American Capital Mortgage Investment Corp.(b)	7,528
245	Amerisafe, Inc.(a)	9,964
1,470	Apollo Commercial Real Estate Finance, Inc.(b)	24,240
1,420	Apollo Residential Mortgage, Inc.(a) (b)	23,743
551	Argo Group International Holdings, Ltd.	28,162
1,899	ARMOUR Residential, Inc.(b)	8,223
850	Ashford Hospitality Prime, Inc.(a) (b)	14,586
410	Associated Estates Realty Corp.(a) (b)	7,388
4,332	Astoria Financial Corp.(a)	58,265
1,290	BancorpSouth, Inc.(a)	31,695
1,321	Bank Mutual Corp.(a)	7,662
99	Bank of Marin Bancorp(a)	4,513
4,200	Bank of the Ozarks, Inc.(a)	140,490
3,257	Boston Private Financial Holdings, Inc.(a)	43,774
1,770	Capitol Federal Financial, Inc.(a)	21,523
5,736	Capstead Mortgage Corp.(a) (b)	75,428
230	Cash America International, Inc.	10,219
701	Cathay General Bancorp	17,918
3,344	Cedar Realty Trust, Inc.(a) (b)	20,900
704	Centerstate Banks, Inc.(a)	7,885
270	Central Pacific Financial Corp.(a)	5,359
901	Chemical Financial Corp.(a)	25,300
203	City Holding Co.(a)	9,159
1,526	CNO Financial Group, Inc.	27,163
653	Community Bank System, Inc.	23,639
4,370	Cowen Group, Inc., Class A†(a)	18,441
3,210	CYS Investments, Inc.(b)	28,954
790	DuPont Fabros Technology, Inc.(a) (b)	21,298
2,584	Dynex Capital, Inc.(a) (b)	22,868
472	Eagle Bancorp, Inc.†	15,930
634	Employers Holdings, Inc.(a)	13,428
401	Enterprise Financial Services Corp.(a)	7,242
468	EPR Properties(b)	26,147
1,194	Equity One, Inc.(a) (b)	28,167
1,107	EverBank Financial Corp.(a)	22,317
1,290	Ezcorp, Inc., Class A†(a)	14,899
723	FBL Financial Group, Inc., Class A(a)	33,258
2,071	FelCor Lodging Trust, Inc.(a) (b)	21,766
600	Fidelity & Guaranty Life(a)	14,364
1,601	First American Financial Corp.(a)	44,492
300	First Bancorp	5,505
5,058	First Busey Corp.(a)	29,387
99	First Citizens BancShares, Inc., Class A	24,255
4,678	First Commonwealth Financial Corp.(a)	43,131
742	First Financial Bancorp(a)	12,770
944	First Industrial Realty Trust, Inc.(a) (b)	17,785
1,054	FirstMerit Corp.	20,817
520	Flagstar Bancorp, Inc.†(a)	9,412
300	Flushing Financial Corp.(a)	6,165
1,863	FNB Corp.(a)	23,884
373	Fox Chase Bancorp, Inc.(a)	6,289
470	Franklin Financial Corp.†(a)	10,199
90	Geo Group, Inc. (The)(b)	3,216

Shares		Value
Financials — (continued)
60	Getty Realty Corp.(b)	$1,145
651	Glacier Bancorp, Inc.(a)	18,475
880	Global Indemnity PLC, Class A†(a)	22,871
690	Government Properties Income Trust(a) (b)	17,519
533	Greenlight Capital Re, Ltd., Class A†(a)	17,557
100	Hancock Holding Co.(a)	3,532
738	Hanmi Financial Corp.(a)	15,557
1,040	Hatteras Financial Corp.(b)	20,602
283	Heartland Financial USA, Inc.(a)	6,999
100	Highwoods Properties, Inc.(a) (b)	4,195
2,610	Home BancShares, Inc.(a)	85,660
460	HomeTrust Bancshares, Inc.†(a)	7,254
302	Horace Mann Educators Corp.(a)	9,443
3,400	Iberiabank Corp.(a)	235,246
191	Infinity Property & Casualty Corp.(a)	12,841
570	INTL FCStone, Inc.†(a)	11,354
268	Invesco Mortgage Capital, Inc.(a) (b)	4,653
628	Investment Technology Group, Inc.†	10,601
2,534	iStar Financial, Inc.† (b)	37,959
710	Kite Realty Group Trust(a) (b)	4,359
75	Lakeland Financial Corp.	2,862
722	Maiden Holdings, Ltd.(a)	8,729
800	Manning & Napier, Inc., Class A(a)	13,808
2,289	MarketAxess Holdings, Inc.(a)	123,743
1,983	MB Financial, Inc.(a)	53,640
351	Mercantile Bank Corp.	8,031
969	MFA Financial, Inc.(b)	7,956
910	MGIC Investment Corp.†	8,408
1,525	Montpelier Re Holdings, Ltd.(a)	48,724
4,534	National Penn Bancshares, Inc.(a)	47,970
47	National Western Life Insurance Co., Class A(a)	11,722
180	Navigators Group, Inc. (The)†(a)	12,069
482	NBT Bancorp, Inc.(a)	11,578
302	Nelnet, Inc., Class A	12,512
4,100	New Residential Investment Corp.(a) (b)	25,830
787	Old National Bancorp(a)	11,238
375	Oppenheimer Holdings, Inc., Class A(a)	8,996
389	Pacific Continental Corp.(a)	5,341
1,510	PennyMac Mortgage Investment Trust(a) (b)	33,129
809	PHH Corp.†(a)	18,591
2,515	Pinnacle Financial Partners, Inc.(a)	99,292
319	Piper Jaffray Cos.†(a)	16,515
1,007	Platinum Underwriters Holdings, Ltd.(a)	65,304
670	Potlatch Corp.(b)	27,738
403	Primerica, Inc.	19,283
10,643	PrivateBancorp, Inc., Class A	309,286
260	Prosperity Bancshares, Inc.(a)	16,276
777	Provident Financial Services, Inc.	13,458
425	Republic Bancorp, Inc., Class A(a)	10,081
1,580	Resource Capital Corp.(a) (b)	8,895
386	RLI Corp.(a)	17,671
494	RLJ Lodging Trust(a) (b)	14,272
210	Rouse Properties, Inc.(a) (b)	3,593
352	S&T Bancorp, Inc.(a)	8,747
440	Selective Insurance Group, Inc.(a)	10,877
419	Simmons First National Corp., Class A(a)	16,504

See Notes to Financial Statements.

Small Cap Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

Shares		Value
Financials — (continued)
230	Stifel Financial Corp.†	$10,891
1,364	Strategic Hotels & Resorts, Inc.† (b)	15,973
680	Sunstone Hotel Investors, Inc.(a) (b)	10,152
2,125	Susquehanna Bancshares, Inc.(a)	22,440
1,720	Symetra Financial Corp.	39,113
240	Territorial Bancorp, Inc.(a)	5,011
369	Texas Capital Bancshares, Inc.†	19,908
385	Trico Bancshares(a)	8,909
1,358	TrustCo Bank Corp.(a)	9,072
897	Umpqua Holdings Corp.	16,074
160	United Financial Bancorp, Inc.(a)	2,168
281	United Fire Group, Inc.(a)	8,239
260	Washington Real Estate Investment Trust(a) (b)	6,755
2,204	Webster Financial Corp.(a)	69,514
1,021	Western Alliance Bancorp†(a)	24,300
830	Wintrust Financial Corp.(a)	38,180
		3,239,582
Health Care — 5.3%
4,000	Air Methods Corp.†(a)	206,600
10,320	Akorn, Inc.†(a)	343,140
219	Almost Family, Inc.†(a)	4,836
100	Amedisys, Inc.†(a)	1,674
343	Amsurg Corp., Class A†(a)	15,630
100	Analogic Corp.(a)	7,824
6,489	Cambrex Corp.†(a)	134,322
4,434	Cantel Medical Corp.(a)	162,373
3,347	Centene Corp.†	253,067
371	CONMED Corp.(a)	16,380
400	Gentiva Health Services, Inc.†(a)	6,024
792	HealthSouth Corp.(a)	28,409
3,900	ICON PLC†	183,729
230	Impax Laboratories, Inc.†(a)	6,893
50	InterMune, Inc.†	2,207
489	Kindred Healthcare, Inc.	11,296
4,360	Lannett Co., Inc.†(a)	216,343
819	Magellan Health, Inc.†	50,975
340	MedAssets, Inc.†	7,765
4,080	Medidata Solutions, Inc.†(a)	174,665
568	Molina Healthcare, Inc.†(a)	25,350
191	National Healthcare Corp.	10,751
523	NuVasive, Inc.†	18,603
230	Orthofix International NV†(a)	8,337
148	Owens & Minor, Inc.(a)	5,029
2,940	PAREXEL International Corp.†(a)	155,350
132	PDL BioPharma, Inc.(a)	1,278
659	PharMerica Corp.†(a)	18,841
3,690	Prestige Brands Holdings, Inc.†	125,054
220	Prothena Corp. PLC†	4,961
710	SciClone Pharmaceuticals, Inc.†(a)	3,735
2,252	Select Medical Holdings Corp.(a)	35,131
2,327	Triple-S Management Corp., Class B†(a)	41,723
1,454	Universal American Corp.(a)	12,112
417	WellCare Health Plans, Inc.†	31,133
		2,331,540
Industrials — 4.8%
397	AAR Corp.(a)	10,941
3,640	ACCO Brands Corp.†(a)	23,332
1,440	Accuride Corp.†(a)	7,042
1,140	Actuant Corp., Class A	39,410

Shares		Value
Industrials — (continued)
252	Albany International Corp., Class A(a)	$9,566
167	American Airlines Group, Inc.†	7,174
71	American Science & Engineering, Inc.(a)	4,941
379	Ampco-Pittsburgh Corp.(a)	8,694
1,356	ARC Document Solutions, Inc.†(a)	7,946
545	Argan, Inc.(a)	20,323
220	Atlas Air Worldwide Holdings, Inc.†(a)	8,107
340	Barnes Group, Inc.(a)	13,104
3,090	Beacon Roofing Supply, Inc.†	102,341
1,385	Blount International, Inc.†	19,542
422	Brady Corp., Class A	12,605
1,210	Brink's Co. (The)(a)	34,146
2,639	Casella Waste Systems, Inc., Class A†(a)	13,221
3,240	CBIZ, Inc.†(a)	29,257
1,570	Chart Industries, Inc.†(a)	129,902
704	Comfort Systems USA, Inc.	11,123
470	CRA International, Inc.†(a)	10,834
380	Cubic Corp.(a)	16,914
850	Curtiss-Wright Corp.(a)	55,726
320	DigitalGlobe, Inc.†(a)	8,896
250	Ducommun, Inc.†(a)	6,532
176	EMCOR Group, Inc.	7,837
492	Encore Wire Corp.	24,128
4,390	EnerSys, Inc.(a)	301,988
47	FTI Consulting, Inc.†(a)	1,778
570	General Cable Corp.(a)	14,626
80	GrafTech International, Ltd.†(a)	837
1,498	Great Lakes Dredge & Dock Corp.†(a)	11,969
1,564	Griffon Corp.(a)	19,394
4,150	Healthcare Services Group, Inc.(a)	122,176
125	HEICO Corp.(a)	6,493
253	Hyster-Yale Materials Handling, Inc.	22,401
3,442	JetBlue Airways Corp.†(a)	37,346
6,870	KEYW Holding Corp.†(a)	86,356
590	Knoll, Inc.(a)	10,225
800	Kratos Defense & Security Solutions, Inc.†(a)	6,240
86	MasTec, Inc.†(a)	2,651
250	Matson, Inc.	6,710
780	Meritor, Inc.†(a)	10,171
1,306	Miller Industries, Inc.(a)	26,877
208	Mueller Industries, Inc.	6,117
527	NN, Inc.(a)	13,481
40	Nortek, Inc.†(a)	3,590
1,550	Proto Labs, Inc.†(a)	126,976
270	Quad	6,040
1,240	Quality Distribution, Inc.†	18,426
1,000	Republic Airways Holdings, Inc.†	10,840
673	Rexnord Corp.†	18,945
362	Rush Enterprises, Inc., Class A†(a)	12,550
3,750	Saia, Inc.†	164,738
140	Teledyne Technologies, Inc.†	13,604
240	Tennant Co.(a)	18,317
498	Tutor Perini Corp.†	15,807
160	United Stationers, Inc.(a)	6,635
1,630	UTi Worldwide, Inc.†(a)	16,854
11,430	Wabash National Corp.†(a)	162,877
7,520	Wesco Aircraft Holdings, Inc.†(a)	150,099
		2,097,718

See Notes to Financial Statements.

Small Cap Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

Shares		Value
Information Technology — 4.9%
989	Acxiom Corp.†	$21,451
80	Anixter International, Inc.	8,005
10,954	Applied Micro Circuits Corp.†(a)	118,413
7,220	Aruba Networks, Inc.†(a)	126,494
110	Badger Meter, Inc.	5,791
620	Benchmark Electronics, Inc.†(a)	15,798
570	Black Box Corp.(a)	13,361
167	CACI International, Inc., Class A†(a)	11,725
190	Cardtronics, Inc.†(a)	6,475
5,400	CEVA, Inc.†(a)	79,758
382	Comtech Telecommunications Corp.	14,260
430	Comverse, Inc.†(a)	11,472
1,460	Convergys Corp.(a)	31,302
250	CTS Corp.	4,675
800	Cypress Semiconductor Corp.(a)	8,728
200	Diodes, Inc.†	5,792
960	EarthLink Holdings Corp.(a)	3,571
4,836	Ellie Mae, Inc.†(a)	150,545
2,010	Emulex Corp.†(a)	11,457
2,950	Envestnet, Inc.†(a)	144,314
610	Finisar Corp.†(a)	12,048
430	Global Cash Access Holdings, Inc.†(a)	3,827
3,130	Higher One Holdings, Inc.†(a)	11,925
90	iGATE Corp.†(a)	3,275
849	Insight Enterprises, Inc.†(a)	26,098
1,020	International Rectifier Corp.†(a)	28,458
7,900	InvenSense, Inc., Class A†(a)	179,251
400	IXYS Corp.(a)	4,928
430	ManTech International Corp., Class A	12,694
6,890	MAXIMUS, Inc.	296,408
2,310	MoneyGram International, Inc.†(a)	34,026
2,020	Monster Worldwide, Inc.†(a)	13,211
179	NETGEAR, Inc.†(a)	6,224
370	Newport Corp.†(a)	6,845
802	OmniVision Technologies, Inc.†(a)	17,628
1,180	OpenTable, Inc.†	122,248
1,227	Photronics, Inc.†(a)	10,552
260	Plexus Corp.†	11,255
720	PMC - Sierra, Inc.†(a)	5,479
2,370	Polycom, Inc.†(a)	29,696
1,710	QLogic Corp.†(a)	17,254
1,023	Sanmina Corp.†	23,304
850	ScanSource, Inc.†(a)	32,368
4,300	Silicon Laboratories, Inc.†	211,775
938	Spansion, Inc., Class A†	19,764
1,730	SPS Commerce, Inc.†(a)	109,319
513	SYNNEX Corp.†(a)	37,372
950	Telenav, Inc.†(a)	5,406
983	TTM Technologies, Inc.†(a)	8,061
1,690	Unisys Corp.†	41,811
		2,135,897
Materials — 0.6%
280	A Schulman, Inc.	10,836
90	Axiall Corp.	4,254
443	Berry Plastics Group, Inc.†(a)	11,429
378	Century Aluminum Co.†(a)	5,927
211	Clearwater Paper Corp.†(a)	13,023
1,100	Globe Specialty Metals, Inc.	22,858
2,420	Graphic Packaging Holding Co.†(a)	28,314
690	Handy & Harman, Ltd.†(a)	18,471

Shares		Value
Materials — (continued)
250	KMG Chemicals, Inc.	$4,495
291	Kraton Performance Polymers, Inc.†(a)	6,515
333	Minerals Technologies, Inc.(a)	21,838
435	Neenah Paper, Inc.	23,120
186	Olympic Steel, Inc.(a)	4,604
411	OM Group, Inc.(a)	13,329
1,280	Resolute Forest Products, Inc.†	21,479
275	Sensient Technologies Corp.(a)	15,323
410	SunCoke Energy, Inc.†	8,815
26	Wausau Paper Corp.(a)	281
510	Zep, Inc.(a)	9,007
		243,918
Telecommunication Services — 0.1%
6,756	Cincinnati Bell, Inc.†(a)	26,551
380	General Communication, Inc., Class A†(a)	4,210
		30,761
Utilities — 0.6%
148	Avista Corp.(a)	4,961
1,045	Cleco Corp.(a)	61,603
265	El Paso Electric Co.(a)	10,656
219	Empire District Electric Co.(a)	5,624
328	IDACORP, Inc.(a)	18,968
310	Laclede Group, Inc.(a)	15,050
145	MGE Energy, Inc.	5,729
10	New Jersey Resources Corp.(a)	572
108	NorthWestern Corp.(a)	5,637
957	Ormat Technologies, Inc.	27,590
203	Piedmont Natural Gas Co., Inc.(a)	7,594
363	PNM Resources, Inc.	10,647
541	Portland General Electric Co.(a)	18,756
257	Southwest Gas Corp.(a)	13,567
1,821	UIL Holdings Corp.	70,491
219	WGL Holdings, Inc.(a)	9,439
		286,884
Total Common Stock
(Cost $11,637,604)		13,990,264

SHORT-TERM INVESTMENTS (c) — 16.4%
174,717	Northern Trust Institutional Government Select Portfolio, 0.010%	174,717
7,033,854	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	7,033,854

Total Short-Term Investments
(Cost $7,208,571)		7,208,571

Total Investments — 116.2%
(Cost $44,019,227)		51,019,312

Other Assets & Liabilities, Net — (16.2)%		(7,102,125)

NET ASSETS — 100.0%		$43,917,187

See Notes to Financial Statements.

Small Cap Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

*	Affiliated Fund.
†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $7,002,616.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2014 was $7,033,854. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $138,688.

Ltd. — Limited
PLC — Public Limited Company

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

International Equity Fund Schedule of Investments June 30, 2014 (Unaudited)

Shares		Value
INVESTMENT IN UNDERLYING FUNDS — 52.8%
1,934,370	Wilshire International Equity Fund*	$19,169,609

Total Investment in Underlying Funds
(Cost $18,246,685)		19,169,609

COMMON STOCK — 45.5%
Australia — 0.6%
15,000	Aurizon Holdings, Ltd.	70,437
3,500	Australia & New Zealand Banking Group, Ltd.	110,056
4,300	Suncorp Group, Ltd.	54,910
		235,403
Austria — 0.2%
1,200	OMV AG	54,210

Belgium — 0.3%
1,350	UCB SA	114,213

Bermuda — 0.8%
5,715	Lazard, Ltd., Class A	294,665

Brazil — 0.6%
5,730	Banco Bradesco SA ADR(a)	83,200
5,800	Cia de Saneamento Basico do Estado de Sao Paulo	62,108
6,100	Embraer SA	55,492
		200,800
Canada — 3.8%
5,100	Alimentation Couche Tard, Inc., Class B	139,706
4,800	Canadian National Railway Co.(a)	312,096
1,800	Canadian National Railway Co.‡(a)	117,070
2,500	Canadian Oil Sands, Ltd.	56,651
1,920	Canadian Pacific Railway, Ltd.	347,789
300	Canadian Pacific Railway, Ltd.‡	54,349
1,700	Husky Energy, Inc.	54,901
1,300	Magna International, Inc.	139,935
900	Methanex Corp.	55,642
1,400	Royal Bank of Canada	100,082
		1,378,221
China — 2.0%
151,000	Bank of China, Ltd., Class H	67,605
82,000	Bank of Communications Co., Ltd., Class H	56,602
6,000	Beijing Enterprises Holdings, Ltd.	56,795
31,621	PICC Property & Casualty Co., Ltd., Class H	47,911
146,500	Sun Art Retail Group, Ltd.(a)	167,571
17,000	Tencent Holdings, Ltd.	258,622
2,200	WuXi PharmaTech Cayman, Inc. ADR†(a)	72,292
		727,398
Denmark — 2.5%
5,235	Chr Hansen Holding A/S	220,461
2,550	DSV A/S	83,151
7,395	Novo Nordisk ADR(a)	341,575
5,051	Novozymes A/S, Class B	253,341
		898,528
Finland — 0.3%
2,300	Sampo, Class A	116,271

Shares		Value
France — 2.0%
1,200	BNP Paribas	$81,551
500	Christian Dior SA	99,550
650	Cie Generale des Etablissements Michelin, Class B	77,611
800	Eiffage SA	54,398
765	LVMH Moet Hennessy Louis Vuitton SA	147,621
1,700	Societe Generale	89,152
800	Sodexo	86,079
800	Technip SA	87,409
		723,371
Germany — 2.6%
875	BASF SE	101,783
925	Bayer AG	130,493
650	Bayerische Motoren Werke AG	82,309
475	Bilfinger SE	54,091
455	Brenntag AG	81,288
325	Continental AG	75,144
5,600	Deutsche Telekom AG	98,219
4,300	E.ON SE	88,647
545	Fresenius SE & Co. KGaA	81,279
1,335	SAP AG	102,868
1,150	Wincor Nixdorf AG	65,494
		961,615
Hong Kong — 1.6%
38,000	China Unicom Hong Kong, Ltd.	58,434
23,000	Haier Electronics Group Co., Ltd.	60,112
23,000	Hutchison Whampoa, Ltd.	314,561
42,000	Lenovo Group, Ltd.	57,377
31,000	Techtronic Industries Co.	99,377
		589,861
India — 0.3%
2,000	Infosys, Ltd. ADR(a)	107,540

Indonesia — 0.4%
82,000	Astra International	50,345
58,500	Bank Mandiri	47,914
89,000	Indofood Sukses Makmur	50,346
		148,605
Ireland — 1.6%
3,700	Covidien PLC	333,666
1,660	Perrigo Co. PLC(a)	241,962
		575,628
Italy — 0.4%
18,000	Intesa Sanpaolo SpA	55,536
7,300	Mediobanca SpA	72,691
		128,227
Japan — 5.4%
5,000	Astellas Pharma, Inc.	65,753
1,100	FANUC Corp.	189,957
10,000	Hitachi, Ltd.	73,291
10,200	ITOCHU Corp.	130,945
2,200	Japan Tobacco, Inc.	80,217
4,700	JFE Holdings, Inc.	97,216
2,000	JGC Corp.	60,839
5,000	Kansai Paint Co., Ltd.	83,571
15,800	Nissan Motor Co., Ltd.	149,617
9,100	Nomura Holdings, Inc.	64,458
6,100	ORIX Corp.	101,143
25,500	Resona Holdings, Inc.	148,597
11,300	Ricoh Co., Ltd.	134,681

See Notes to Financial Statements.

International Equity Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

Shares		Value
Japan — (continued)
3,900	Sega Sammy Holdings, Inc.	$76,801
4,000	Sekisui House, Ltd.	54,890
1,700	Seven & I Holdings Co., Ltd.	71,655
1,600	Sundrug Co., Ltd.	71,269
6,500	Sysmex Corp.	244,409
2,100	Tokio Marine Holdings, Inc.	69,119
		1,968,428
Luxembourg — 0.2%
4,400	Subsea 7 SA(a)	82,014

Malaysia — 0.4%
16,400	AMMB Holdings BHD	36,372
18,800	Axiata Group BHD	40,809
17,800	Genting BHD	55,381
		132,562
Mexico — 0.9%
31,600	Alfa SAB de CV, Class A	87,443
12,900	Grupo Financiero Banorte SAB de CV, Class O	92,254
55,300	Wal-Mart de Mexico SAB de CV(a)	148,251
		327,948
Netherlands — 3.0%
2,890	ASML Holding NV, Class G(a)	269,550
1,100	Core Laboratories NV	183,766
4,200	ING Groep NV, CVA†	58,937
1,450	Randstad Holding NV	78,603
4,120	SBM Offshore NV	66,428
5,200	Sensata Technologies Holding NV†(a)	243,256
5,670	Yandex NV, Class A†(a)	202,079
		1,102,619
Norway — 0.8%
3,975	Statoil ASA	122,187
13,300	Storebrand ASA	74,825
4,075	Telenor ASA	92,781
		289,793
Portugal — 0.3%
6,325	Jeronimo Martins SGPS SA	103,993

Russia — 0.4%
2,150	Lukoil OAO ADR	128,072

Singapore — 0.3%
6,100	Keppel Corp., Ltd.	52,804
3,600	United Overseas Bank, Ltd.	65,098
		117,902
South Africa — 0.8%
5,850	Remgro, Ltd.	126,541
975	Sasol, Ltd.	57,919
8,473	Shoprite Holdings, Ltd.	122,768
		307,228
South Korea — 0.5%
275	Hyundai Motor Co.	62,348
1,350	Korea Electric Power Corp.	49,698
250	SK Telecom Co., Ltd.	58,439
		170,485

Shares		Value
Spain — 1.7%
10,900	Banco Santander SA	$113,897
13,200	CaixaBank SA	81,431
2,650	Enagas SA	85,301
1,950	Grifols SA	106,548
1,560	Inditex SA	240,092
		627,269
Sweden — 1.0%
7,000	Securitas AB, Class B	83,001
7,806	Svenska Cellulosa AB, Class B	203,299
3,150	Swedbank AB, Class A	83,434
		369,734
Switzerland — 3.1%
2,760	ACE, Ltd.	286,212
1,300	Aryzta AG	123,115
2,100	Credit Suisse Group AG	59,723
3,341	Nestle SA	258,884
430	Roche Holding AG	128,122
109	SGS SA	260,829
		1,116,885
Taiwan — 1.3%
22,820	Taiwan Semiconductor Manufacturing Co., Ltd. ADR(a)	488,120

Thailand — 0.2%
10,507	PTT Exploration & Production PLC	54,232

Turkey — 0.2%
12,000	KOC Holding AS	58,898

United Kingdom — 4.3%
6,760	Aberdeen Asset Management PLC	52,463
3,550	AMEC PLC	73,715
3,420	ARM Holdings PLC ADR	154,721
4,071	ASOS PLC†	206,171
14,575	Barclays PLC	53,093
7,925	BHP Billiton PLC	257,633
12,160	BP PLC	107,079
2,900	British American Tobacco PLC	172,556
590	Next PLC	65,314
6,800	Prudential PLC	155,797
5,200	Rolls-Royce Holdings PLC	95,007
3,600	Smith & Nephew PLC	63,712
6,460	WH Smith PLC	118,210
		1,575,471
United States — 0.7%
5,470	Coca-Cola Enterprises, Inc.(a)	261,357

Total Common Stock
(Cost $15,012,147)		16,537,566

SHORT-TERM INVESTMENTS (b) — 8.0%
339,900	Northern Trust Institutional Government Select Portfolio, 0.010%	339,900
2,580,654	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	2,580,654

Total Short-Term Investments
(Cost $2,920,554)		2,920,554

See Notes to Financial Statements.

International Equity Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

Shares		Values
PREFERRED STOCK — 0.7%
Brazil — 0.2%
7,200	Petroleo Brasileiro SA	$56,342

Germany — 0.5%
1,660	Henkel AG & Co. KGaA	191,784

Total Preferred Stock
(Cost $203,909)		248,126

PRIVATE COMPANY — 0.0%
Malta — 0.0%
3,758	BGP Holdings PLC†(d)	—

Total Private Company
(Cost $–)		—

Number of Rights
RIGHTS — 0.0%
624	Anheuser-Busch InBev NV VVPR†(d)	—

Total Rights
(Cost $–)		—

Total Investments — 107.0%
(Cost $36,383,295)		38,875,855

Other Assets & Liabilities, Net — (7.0)%		(2,557,429)

NET ASSETS — 100.0%		$36,318,426

*	Affiliated Fund
†	Non-income producing security.
‡	Security traded on the Toronto Stock Exchange.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $2,784,330.
(b)	Rate shown is the 7-day effective yield as of June 30, 2014.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2014 was $2,580,654. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $278,982.

(d)	Security fair valued using methods determined in good faith by the Pricing Committee. As of June 30, 2014, the total market value of this security was $0 and represented 0.0% of Net Assets.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
VVPR — Verminderde Voorheffing Précompte Réduit

Amounts designated as “—”are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2**	Level 3		Total
Investment in Underlying Funds	$19,169,609	$—	$—		$19,169,609
Common Stock
Australia	125,347	110,056	—		235,403
Austria	54,210	—	—		54,210
Belgium	—	114,213	—		114,213
Bermuda	294,665	—	—		294,665
Brazil	200,800	—	—		200,800
Canada	1,378,221	—	—		1,378,221
China	330,914	396,484	—		727,398
Denmark	341,575	556,953	—		898,528
Finland	—	116,271	—		116,271
France	87,409	635,962	—		723,371
Germany	208,232	753,383	—		961,615
Hong Kong	118,546	471,315	—		589,861
India	107,540	—	—		107,540
Indonesia	100,691	47,914	—		148,605
Ireland	575,628	—	—		575,628
Italy	128,227	—	—		128,227
Japan	296,626	1,671,802	—		1,968,428
Luxembourg	—	82,014	—		82,014
Malaysia	55,381	77,181	—		132,562
Mexico	327,948	—	—		327,948
Netherlands	1,036,191	66,428	—		1,102,619
Norway	—	289,793	—		289,793
Portugal	—	103,993	—		103,993
Russia	—	128,072	—		128,072
Singapore	—	117,902	—		117,902
South Africa	—	307,228	—		307,228
South Korea	49,698	120,787	—		170,485
Spain	81,431	545,838	—		627,269
Sweden	83,001	286,733	—		369,734
Switzerland	409,327	707,558	—		1,116,885
Taiwan	488,120	—	—		488,120
Thailand	—	54,232	—		54,232
Turkey	—	58,898	—		58,898
United Kingdom	292,148	1,283,323	—		1,575,471
United States	261,357	—	—		261,357
Total Common Stock	7,433,233	9,104,333	—		16,537,566
Short-Term Investments	2,920,554	—	—		2,920,554
Preferred Stock	56,342	191,784	—		248,126
Private Company
Malta	—	—	—	^	—	^
Right	—	—	—		—
Total Investments in Securities	$29,579,738	$9,296,117	$—		$38,875,855

See Notes to Financial Statements.

International Equity Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

**	Represents securities trading primarily outside the United States, the value of which were adjusted as a result of local trading through the application of a third-party vendor.

^
This security was categorized as Level 3 and had a market value of $0 as of June 30, 2014 and the value has remained zero throughout the period ended June 30, 2014. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended June 30, 2014.

For the period ended June 30, 2014, the there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

Socially Responsible Fund Schedule of Investments June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCK — 96.6%
Consumer Discretionary — 13.7%
1,870	Advance Auto Parts, Inc.	$252,300
349	Amazon.com, Inc.†	113,348
22,031	Comcast Corp., Class A(a)	1,182,624
6,406	Harley-Davidson, Inc.	447,459
9,569	Home Depot, Inc. (The)	774,706
19,444	Johnson Controls, Inc.(a)	970,839
5,836	Starwood Hotels & Resorts Worldwide, Inc.	471,666
6,525	Target Corp.	378,124
12,210	TJX Cos., Inc.(a)	648,962
9,271	Twenty-First Century Fox, Inc., Class A(a)	325,875
11,460	Twenty-First Century Fox, Inc., Class B	392,276
18,709	Walt Disney Co. (The)	1,604,110
2,644	Yum! Brands, Inc.	214,693
		7,776,982
Consumer Staples — 10.1%
8,466	Coca-Cola Co. (The)(a)	358,620
8,639	Costco Wholesale Corp.	994,867
16,610	CVS Caremark Corp.	1,251,896
18,875	Danone SA ADR	281,811
4,090	Estee Lauder Cos., Inc. (The), Class A	303,723
2,893	General Mills, Inc.	151,998
4,219	Kimberly-Clark Corp.	469,237
2,720	Kraft Foods Group, Inc.	163,064
2,810	McCormick & Co., Inc.(a)	201,168
5,416	Mondelez International, Inc., Class A	203,696
3,610	Nestle SA ADR(a)	280,388
7,232	PepsiCo, Inc.	646,107
5,539	Procter & Gamble Co. (The)	435,310
		5,741,885
Energy — 7.2%
4,051	Anadarko Petroleum Corp.	443,463
7,835	Cameron International Corp.†(a)	530,508
8,145	ConocoPhillips(a)	698,271
5,122	Devon Energy Corp.	406,687
5,181	Hess Corp.(a)	512,349
6,657	Occidental Petroleum Corp.	683,208
9,690	Petroleo Brasileiro SA ADR(a)	141,764
2,849	Schlumberger, Ltd.	336,040
14,467	Weatherford International PLC†(a)	332,741
		4,085,031
Financials — 15.8%
4,218	American Express Co.	400,162
6,271	American Tower Corp., Class A(b)	564,265
3,585	BB&T Corp.	141,357
6	Berkshire Hathaway, Inc., Class A†(a)	1,139,403
6,772	Blackstone Group LP (The)	226,455
7,460	Charles Schwab Corp. (The)(a)	200,898
19,945	Citigroup, Inc.	939,409
9,730	Forest City Enterprises, Inc., Class A†	193,335
19,967	JPMorgan Chase & Co.	1,150,499
21,471	MetLife, Inc.(a)	1,192,929
4,125	SunTrust Banks, Inc.	165,247
11,537	Travelers Cos., Inc. (The)	1,085,285
6,344	U.S. Bancorp	274,822
23,871	Wells Fargo & Co.	1,254,660
		8,928,726
Shares		Value
Health Care — 13.9%
2,856	AbbVie, Inc.	$161,193
1,870	AmerisourceBergen Corp., Class A	135,874
6,256	Amgen, Inc.	740,523
1,245	BioMarin Pharmaceutical, Inc.†	77,452
6,374	Bristol-Myers Squibb Co.	309,203
2,187	Cardinal Health, Inc.	149,941
1,872	Celgene Corp.†	160,767
3,925	Covidien PLC	353,956
2,659	Express Scripts Holding Co.†	184,348
3,563	GlaxoSmithKline PLC ADR(a)	190,549
13,262	Johnson & Johnson	1,387,470
23,502	Merck & Co., Inc.	1,359,591
33,619	Pfizer, Inc.	997,812
320	Regeneron Pharmaceuticals, Inc.†	90,390
12,275	Roche Holding AG ADR(a)	457,612
4,593	Thermo Fisher Scientific, Inc.(a)	541,974
6,954	UnitedHealth Group, Inc.	568,490
		7,867,145
Industrials — 8.7%
2,841	3M Co.(a)	406,945
2,770	Caterpillar, Inc.	301,016
4,040	CH Robinson Worldwide, Inc.(a)	257,712
2,949	Eaton Corp. PLC	227,604
8,570	Emerson Electric Co.	568,705
1,250	Flowserve Corp.	92,937
37,139	General Electric Co.	976,013
2,460	Granite Construction, Inc.(a)	88,511
4,640	Honeywell International, Inc.	431,288
1,783	Pentair PLC(a)	128,590
1,970	Rockwell Automation, Inc.(a)	246,565
10,351	Tyco International, Ltd.(a)	472,005
6,236	United Parcel Service, Inc., Class B	640,188
2,587	Waste Management, Inc.	115,717
		4,953,796
Information Technology — 18.4%
3,320	Adobe Systems, Inc.†	240,235
17,290	Apple, Inc.	1,606,760
3,287	ASML Holding NV, Class G(a)	306,579
7,944	Automatic Data Processing, Inc.	629,800
11,954	Cisco Systems, Inc.	297,057
4,073	Citrix Systems, Inc.†(a)	254,766
5,534	eBay, Inc.†	277,032
10,620	EMC Corp.	279,731
8,886	Facebook, Inc., Class A†	597,939
1,579	Google, Inc., Class A†	923,194
1,579	Google, Inc., Class C†	908,367
1,461	International Business Machines Corp.	264,835
4,483	Juniper Networks, Inc.†	110,013
36,125	Microsoft Corp.	1,506,413
12,408	Oracle Corp.	502,896
3,459	QUALCOMM, Inc.	273,952
5,730	Red Hat, Inc.†	316,697
3,180	Splunk, Inc.†(a)	175,950
3,084	Texas Instruments, Inc.	147,384
2,169	Visa, Inc., Class A	457,030
3,910	VMware, Inc., Class A†(a)	378,527
		10,455,157

See Notes to Financial Statements.

Socially Responsible Fund Schedule of Investments - (Continued) June 30, 2014 (Unaudited)

Shares		Value
Materials — 4.6%
13,810	Alcoa, Inc.	$205,631
2,597	BHP Billiton, Ltd. ADR(a)	177,765
3,530	Eagle Materials, Inc.	332,808
6,609	Ecolab, Inc.	735,846
2,058	EI du Pont de Nemours & Co.(a)	134,675
4,753	PPG Industries, Inc.	998,843
		2,585,568
Telecommunication Services — 2.1%
17,117	AT&T, Inc.	605,257
11,893	Verizon Communications, Inc.(a)	581,925
		1,187,182
Utilities — 2.1%
8,283	NextEra Energy, Inc.	848,842
3,010	Sempra Energy(a)	315,177
		1,164,019
Total Common Stock
(Cost $33,541,026)		54,745,491

SHORT-TERM INVESTMENTS (c) — 20.2%
1,968,478	Northern Trust Institutional Government Select Portfolio, 0.010%	1,968,478
9,484,925	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	9,484,925

Total Short-Term Investments
(Cost $11,453,403)		11,453,403

Total Investments — 116.8%
(Cost $44,994,429)		66,198,894

Other Assets & Liabilities, Net — (16.8)%		(9,504,995)

NET ASSETS — 100.0%		$56,693,899

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $9,259,504.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of June 30, 2014.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2014 was $9,484,925.

ADR — American Depositary Receipt
LP — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Assets and Liabilities June 30, 2014 (Unaudited)

	EQUITY FUND		BALANCED FUND	INCOME FUND	SMALL CAP FUND		INTERNATIONAL EQUITY FUND		SOCIALLY RESPONSIBLE FUND
ASSETS:
Investments in securities, at value (Note 2)	$78,472,205	*	$363,973	$94,188,844 *	$21,198,835	*	$19,706,246	*	$66,198,894	*
Investments in affiliated funds, at value	154,178,646		157,202,923	—	29,820,477		19,169,609		—
Foreign currency, at value	—		—	—	—		3,145		—
Receivable for investment securities sold and matured	667,989		—	3,578,402	—		—		141,735
Dividends and interest receivable	82,240		2	444,405	13,769		15,232		57,671
Subscriptions receivable	11,150		26,152	36,679	7,032		6,137		4,853
Reclaims receivable	2,045		—	—	—		136,134		4,668
Prepaid expenses	7,699		5,552	2,562	1,571		1,260		1,966
Total assets	233,421,974		157,598,602	98,250,892	51,041,684		39,037,763		66,409,787

LIABILITIES:
Payable upon return on securities loaned	11,286,803		—	6,924,225	7,033,854		2,580,654		9,484,925
Payable for investment securities purchased	64,428		—	12,641,078	21,389		—		109,911
TBA sales commitments	—		—	433,188	—		—		—
Cash overdraft	85,743		172,128	—	—		—		—
Redemptions payable	44,979		45,582	13	7,268		21,670		31,131
Investment advisory fees payable (Note 3)	38,421		—	35,287	10,803		11,214		39,413
Distribution (12b-1) fees payable (Note 4)	45,309		20,778	16,743	8,636		7,636		11,442
Administration fees payable	12,687		9,019	4,491	2,483		2,085		3,246
Chief Compliance Officer expenses payable	1,175		850	406	238		194		301
Trustees' fees payable	7,993		5,837	2,855	1,610		1,339		2,059
Other accrued expenses	121,515		43,456	148,961	38,216		94,545		33,460
Total liabilities	11,709,053		297,650	20,207,247	7,124,497		2,719,337		9,715,888

NET ASSETS	$221,712,921		$157,300,952	$78,043,645	$43,917,187		$36,318,426		$56,693,899

NET ASSETS consist of:
Paid-in capital	$254,849,280		$134,471,391	$74,587,820	$33,051,191		$39,005,741		$44,627,464
Undistributed net investment income/(accumulated net investment loss)	90,997		1,953,791	2,007,492	(104,850)		720,755		512,280
Accumulated net realized gain/(loss) on investments and foreign currency transactions	(70,348,773)		7,309,011	(1,006,480)	3,970,761		(5,917,070)		(9,650,310)
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign currencies	37,121,417		13,566,759	2,454,813	7,000,085		2,509,000		21,204,465

NET ASSETS	$221,712,921		$157,300,952	$78,043,645	$43,917,187		$36,318,426		$56,693,899

SHARES OUTSTANDING:
(Unlimited shares authorized)	8,221,841		7,782,780	6,414,689	2,052,033		2,523,945		3,407,746

NET ASSET VALUE:
(Offering and redemption price per share)	$26.97		$20.21	$12.17	$21.40		$14.39		$16.64

Investments, at cost (Note 2)	$57,863,324		$363,973	$84,807,306	$11,812,321		$15,555,956		$35,509,504
Investments in affiliated funds, at cost	126,379,307		143,636,164	—	25,173,052		18,246,685		—
Cash collateral for securities on loan, at cost	11,286,803		—	6,924,225	7,033,854		2,580,654		9,484,925
TBA sales commitments, proceeds receivable	—		—	(430,688)	—		—		—
Foreign currency, at cost	—		—	—	—		3,144		—

* Includes market value of securities on loan	$11,041,723		—	$6,830,489	$7,002,616		$2,784,330		$9,259,504

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Operations For the Six Months Ended June 30, 2014 (Unaudited)

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends	$774,656	$—	$15,741	$59,555	$272,157	$521,188
Interest	88	11	1,098,363	10	225	13,000
Income from securities lending	8,749	—	8,079	6,647	5,512	6,190
Foreign taxes withheld	(995)	—	(441)	(114)	(25,392)	(2,077)
Total income	782,498	11	1,121,742	66,098	252,502	538,301

EXPENSES:
Investment advisory fees (Note 3)	231,198	—	206,517	78,981	82,570	233,747
Distribution (12b-1) fees (Note 4)	233,494	123,501	93,874	53,398	43,960	68,748
Administration fees (Note 3)	75,095	54,031	26,284	14,952	12,309	19,250
Trustees' fees (Note 3)	17,482	12,693	6,178	3,511	2,893	4,496
Chief Compliance Officer expenses	290	212	110	57	48	75
Professional fees	43,455	25,125	34,311	14,280	22,071	12,987
Transfer agent fees	29,167	8,548	5,066	2,624	2,277	3,337
Custodian fees	16,285	3,078	19,882	7,115	10,361	8,258
Printing fees	33,566	24,363	11,820	6,749	5,553	8,629
Other	12,866	7,572	42,129	3,630	25,893	3,640
Total expenses	692,898	259,123	446,171	185,297	207,935	363,167
Fees paid indirectly (Note 4)	(1,397)	—	—	(557)	—	—
Fees waived by Adviser (Note 3)	—	—	—	(13,792)	(16,482)	—
Net expenses	691,501	259,123	446,171	170,948	191,453	363,167

Net investment income/(loss)	90,997	(259,112)	675,571	(104,850)	61,049	175,134

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gain/(loss) from:
Investments	2,716,921	—	573,511	866,920	348,564	2,209,882
Sale of affiliated investment company shares	607,576	7,579,046	—	184,728	17,311	—
Foreign currency transactions	—	—	(461)	—	(2,147)	—
Net change in unrealized appreciation/(depreciation) of:
Investments	1,024,481	—	2,228,903	(677,769)	(2,251)	333,917
Investments in affiliated funds	6,825,735	(1,153,250)	—	521,204	501,335	—
Other assets and liabilities denominated in foreign currencies	—	—	(4,731)	—	78	—

Net realized and unrealized gain on investments and foreign currencies	11,174,713	6,425,796	2,797,222	895,083	862,890	2,543,799

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,265,710	$6,166,684	$3,472,793	$790,233	$923,939	$2,718,933

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Six Months Ended June 30, 2014 (Unaudited)

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
OPERATIONS:
Net investment income/(loss)	$90,997	$(259,112)	$675,571	$(104,850)	$61,049	$175,134
Net realized gain on investments, sale of affiliated investment company shares and foreign currency transactions	3,324,497	7,579,046	573,050	1,051,648	363,728	2,209,882
Net change in unrealized appreciation/(depreciation) of investments and other assets and liabilities denominated in foreign currencies	7,850,216	(1,153,250)	2,224,172	(156,565)	499,162	333,917
Net increase in net assets resulting from operations	11,265,710	6,166,684	3,472,793	790,233	923,939	2,718,933

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized capital gains	—	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—	—

CAPITAL STOCK TRANSACTIONS†: (DOLLARS)
Shares sold	890,549	1,452,617	7,155,719	437,098	676,331	384,074
Shares issued as reinvestment of distributions	1,001	—	—	—	—	—
Shares redeemed	(10,413,713)	(8,138,016)	(4,274,463)	(2,062,190)	(1,398,089)	(2,632,024)

Net increse/(decrease) in net assets from capital stock transactions	(9,522,163)	(6,685,399)	2,881,256	(1,625,092)	(721,758)	(2,247,950)

Net increase/(decrease) in net assets	1,743,547	(518,715)	6,354,049	(834,859)	202,181	470,983

NET ASSETS:
Beginning of period	219,969,374	157,819,667	71,689,596	44,752,046	36,116,245	56,222,916
End of period	$221,712,921	$157,300,952	$78,043,645	$43,917,187	$36,318,426	$56,693,899

Undistributed net investment income/(accumulated net investment loss) at end of period	$90,997	$1,953,791	$2,007,492	$(104,850)	$720,755	$512,280

CAPITAL SHARE TRANSACTIONS:
Shares sold	34,743	74,545	603,246	21,199	48,902	24,002
Shares issued as reinvestment of distributions	39	—	—	—	—	—
Shares redeemed	(405,115)	(416,755)	(358,397)	(99,894)	(100,672)	(165,110)

Net increase/(decrease) in shares outstanding	(370,333)	(342,210)	244,849	(78,695)	(51,770)	(141,108)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2013

	EQUITY FUND	BALANCED FUND	INCOME FUND	SMALL CAP FUND	INTERNATIONAL EQUITY FUND	SOCIALLY RESPONSIBLE FUND
OPERATIONS:
Net investment income/(loss)	$1,131,915	$1,295,382	$1,050,432	$(208,234)	$622,972	$346,976
Net realized gain/(loss) on investments, sale of affiliated investment company shares, realized gain distributions from affiliated investment company shares and foreign currency transactions*	43,889,445	21,729,111	(99,124)	9,061,067	7,404,628	4,892,936
Net change in unrealized appreciation/(depreciation) of investments and other assets and liabilities denominated in foreign currencies	8,965,152	2,557,468	(2,626,873)	4,673,448	(3,244,912)	8,140,268
Net increase/(decrease) in net assets resulting from operations	53,986,512	25,581,961	(1,675,565)	13,526,281	4,782,688	13,380,180

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,009,664)	(2,515,446)	(1,673,436)	—	(277,772)	(552,912)
Net realized capital gains	—	—	—	—	—	—
Total distributions to shareholders	(3,009,664)	(2,515,446)	(1,673,436)	—	(277,772)	(552,912)

CAPITAL STOCK TRANSACTIONS†: (DOLLARS)
Shares sold	1,450,263	2,587,317	3,618,812	1,376,159	1,854,903	929,407
Shares issued as reinvestment of distributions	2,980,125	2,515,445	1,673,435	—	277,772	552,912
Shares redeemed	(23,859,664)	(18,518,901)	(10,419,600)	(5,449,482)	(29,490,490)	(6,543,494)

Net decrease in net assets from capital stock transactions	(19,429,276)	(13,416,139)	(5,127,353)	(4,073,323)	(27,357,815)	(5,061,175)

Net increase/(decrease) in net assets	31,547,572	9,650,376	(8,476,354)	9,452,958	(22,852,899)	7,766,093

NET ASSETS:
Beginning of year	188,421,802	148,169,291	80,165,950	35,299,088	58,969,144	48,456,823
End of year	$219,969,374	$157,819,667	$71,689,596	$44,752,046	$36,116,245	$56,222,916

Undistributed net investment income at end of year	$—	$2,212,903	$1,331,921	$—	$659,706	$337,146

CAPITAL SHARE TRANSACTIONS†:
Shares sold	62,576	142,366	300,799	75,961	140,763	64,686
Shares issued as reinvestment of distributions	116,411	129,529	143,889	—	19,813	35,039
Shares redeemed	(1,051,179)	(1,027,718)	(869,195)	(302,610)	(2,306,740)	(459,608)

Net decrease in shares outstanding	(872,192)	(755,823)	(424,507)	(226,649)	(2,146,164)	(359,883)

*	Includes realized gains (losses) as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.
†	Includes subscriptions/redemptions as a result of in-kind transactions. See Note 9 in Notes to Financial Statements.Financial Statements.

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011	2010	2009
Net asset value, beginning of period	$25.60		$19.91		$17.51		$18.29	$16.52	$13.52

Income/(loss) from investment operations:
Net investment income1	0.01		0.13		0.16		0.24	0.13	0.14
Net realized and unrealized gain/(loss) on investments and futures contracts	1.36		5.91	5	2.41	4	(0.76)	1.78	3.05
Total from investment operations	1.37		6.04		2.57		(0.52)	1.91	3.19

Less distributions:
From net investment income	0.00		(0.35)		(0.17)		(0.26)	(0.14)	(0.19)
From capital gains	0.00		0.00		0.00		0.00	0.00	0.00
Total distributions	0.00		(0.35)		(0.17)		(0.26)	(0.14)	(0.19)
Net asset value, end of period	$26.97		$25.60		$19.91		$17.51	$18.29	$16.52
Total return2	5.35	%6	30.36%		14.66%		(2.87)%	11.58%	23.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$221,713		$219,969		$188,422		$183,279	$209,813	$207,719
Operating expenses including reimbursement/waiver and including fees paid indirectly†	0.64	%7	0.69%		0.79%		0.82%	0.83%	1.16%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly†	0.65	%3,7	0.69	%3	0.79	%3	0.82%	0.83%	1.16%
Net investment income	0.08	%7	0.55%		0.82%		1.32%	0.81%	0.97%
Portfolio turnover rate	9	%6	241	%8	47%		149%	81%	350%

†	These ratios do not include expenses from the underlying funds.
1	The selected per share data was calculated using the average shares outstanding method for the period.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
Had the ratio of operating expenses excluding reimbursement/waiver and excluding fees paid indirectly included these expense offsets, the ratio would have been 0.64%, 0.69% and 0.79% for 2014, 2013 and 2012, respectively.

4	Amount includes capital gains distributions from the Wilshire International Equity Fund. The amount of these distributions represents $0.25 per share.
5
Amount includes capital gains distributions from the Wilshire Large Company Growth Portfolio and the Wilshire Large Company Value Portfolio. The amount of these distributions represents $0.65 per share.

6	Not Annualized.
7	Annualized.
8	Includes the effect of in-kind transactions. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Balanced Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31,
2013	2012	2011	2010	2009
Net asset value, beginning of period	$19.42	$16.68	$15.42	$15.99	$14.71	$12.87

Income/(loss) from investment operations:
Net investment income (loss)1	(0.03)	0.15	0.27	0.52	0.41	0.30
Net realized and unrealized gain/(loss)on investments	0.82	2.90	4	1.60	3	(0.62)	1.20	2.02
Total from investment operations	0.79	3.05	1.87	(0.10)	1.61	2.32

Less distributions:
From net investment income	0.00	(0.31)	(0.61)	(0.47)	(0.33)	(0.48)
From capital gains	0.00	0.00	0.00	0.00	0.00	0.00
Total distributions	0.00	(0.31)	(0.61)	(0.47)	(0.33)	(0.48)
Net asset value, end of period	$20.21	$19.42	$16.68	$15.42	$15.99	$14.71
Total return2	4.07	%5	18.31%	12.11%	(0.65)%	10.92%	18.03%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$157,301	$157,820	$148,169	$150,825	$168,894	$166,884
Operating expenses including reimbursement/waiver and including fees paid indirectly†	0.34	%6	0.29%	0.18%	0.17%	0.18%	0.22%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly†	0.34	%6	0.29%	0.18%	0.17%	0.18%	0.22%
Net investment income (loss)	(0.34	)%6	0.85%	1.61%	3.22%	2.67%	2.21%
Portfolio turnover rate	27	%5	151	%7	7%	21%	12%	46%

†	These ratios do not include expenses from the underlying funds.
1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Amount includes capital gains distributions received by the Fund from the Wilshire International Equity Fund. The amount of these distributions represents $0.21 per share.
4
Amount includes capital gains distributions from the Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value and the Wilshire International Equity Fund . The amount of these distributions represents $0.44 per share.

5	Not Annualized.
6	Annualized.
7	Includes the effect of in-kind transactions. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Income Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.62		$12.16	$11.69	$11.87	$11.49	$10.63

Income/(loss) from investment operations:
Net investment income1	0.11		0.17	0.21	0.29	0.37	0.40
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.44		(0.43)	0.65	0.53	0.68	1.01
Total from investment operations	0.55		(0.26)	0.86	0.82	1.05	1.41

Less distributions:
From net investment income	0.00		(0.28)	(0.37)	(0.49)	(0.43)	(0.55)
From capital gains	0.00		0.00	(0.02)	(0.51)	(0.24)	0.00
Total distributions	0.00		(0.28)	(0.39)	(1.00)	(0.67)	(0.55)
Net asset value, end of period	$12.17		$11.62	$12.16	$11.69	$11.87	$11.49
Total return2	4.73	%3	(2.16)%	7.31%	6.92%	9.11%	13.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$78,044		$71,690	$80,166	$79,748	$106,762	$100,575
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.19	%4	1.19%	1.10%	1.08%	1.08%	1.08%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	1.19	%4	1.19%	1.10%	1.08%	1.08%	1.08%
Net investment income	1.80	%4	1.38%	1.74%	2.34%	3.02%	3.49%
Portfolio turnover rate	152	%3	330%	307%	398%	302%	318%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not Annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Small Cap Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012		2011	2010	2009
Net asset value, beginning of period	$21.00		$14.97		$14.01		$14.10	$11.17	$8.70

Income/(loss) from investment operations:
Net investment loss1	(0.05)		(0.09)		(0.02)		(0.15)	(0.12)	(0.09)
Net realized and unrealized gain on investments	0.45		6.12	4	0.98		0.06	3.05	2.56
Total from investment operations	0.40		6.03		0.96		(0.09)	2.93	2.47
Net asset value, end of period	$21.40		$21.00		$14.97		$14.01	$14.10	$11.17
Total return2	1.90	%5	40.28%		6.85%		(0.64)%	26.23%	28.39%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$43,917		$44,752		$35,299		$36,501	$40,932	$34,954
Operating expenses including reimbursement/waiver and including fees paid indirectly	0.80	%6	1.24%		1.38%		1.46%	1.53%	1.63%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	0.87	%3,6	1.37	%3	1.60	%3	1.67%	1.76%	1.86%
Net investment loss	(0.49	)%6	(0.52)%		(0.13)%		(1.03)%	(0.98)%	(0.98)%
Portfolio turnover rate	11	%5	257	%7	100%		266%	138%	174%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
Had the ratio of operating expenses excluding reimbursement/waiver and excluding fees paid indirectly included these expense offsets, the ratio would have been 0.86%, 1.36% and 1.58% for 2014, 2013 and 2012, respectively.

4
Amount includes capital gains distributions from the Wilshire Small Company Growth Portfolio and the Wilshire Small Company Value Portfolio. The amount of these distributions represents $0.31 per share.

5	Not Annualized.
6	Annualized.
7	Includes the effect of in-kind transactions. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013		2012	2011	2010	2009
Net asset value, beginning of period	$14.02		$12.49		$10.79	$12.67	$11.67	$9.05

Income/(loss) from investment operations:
Net investment income1	0.02		0.20		0.23	0.20	0.15	0.16
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	0.35		1.44	3	1.74	(1.94)	1.02	2.65
Total from investment operations	0.37		1.64		1.97	(1.74)	1.17	2.81

Less distributions:
From net investment income	0.00		(0.11)		(0.27)	(0.14)	(0.17)	(0.19)
Total distributions	0.00		(0.11)		(0.27)	(0.14)	(0.17)	(0.19)
Net asset value, end of period	$14.39		$14.02		$12.49	$10.79	$12.67	$11.67
Total return2	2.64	%4	13.12%		18.33%	(13.74)%	10.04%	31.02%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,318		$36,116		$58,969	$52,811	$39,081	$37,658
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.09	%5	1.43%		1.37%	1.54%	1.56%	1.64%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	1.18	%5	1.59%		1.57%	1.74%	1.76%	1.84%
Net investment income	0.35	%5	1.51%		2.01%	1.68%	1.27%	1.61%
Portfolio turnover rate	12	%4	194	%6	27%	40%	29%	29%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Amount includes capital gains distributions from the Wilshire International Equity Fund. The amount of these distributions represents $0.13 per share.
4	Not Annualized.
5	Annualized.
6	Includes the effect of in-kind transactions. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Socially Responsible Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value, beginning of period	$15.84		$12.40	$10.82	$11.07	$10.01	$8.37

Income/(loss) from investment operations:
Net investment income1	0.05		0.09	0.13	0.09	0.08	0.11
Net realized and unrealized gain/(loss) on investments	0.75		3.51	1.56	(0.25)	1.10	1.69
Total from investment operations	0.80		3.60	1.69	(0.16)	1.18	1.80

Less distributions:
From net investment income	0.00		(0.16)	(0.11)	(0.09)	(0.12)	(0.16)
From capital gains	0.00		0.00	0.00	0.00	0.00	0.00
Total distributions	0.00		(0.16)	(0.11)	(0.09)	(0.12)	(0.16)
Net asset value, end of period	$16.64		$15.84	$12.40	$10.82	$11.07	$10.01
Total return2	5.05	%3	29.01%	15.61%	(1.45)%	11.76%	21.51%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$56,694		$56,223	$48,457	$47,172	$52,754	$51,628
Operating expenses including reimbursement/waiver and including fees paid indirectly	1.32	%4	1.32%	1.32%	1.31%	1.31%	1.36%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly	1.32	%4	1.32%	1.32%	1.31%	1.31%	1.36%
Net investment income	0.64	%4	0.66%	1.12%	0.82%	0.77%	1.23%
Portfolio turnover rate	6	%3	21%	22%	32%	53%	182%

1	The selected per share data was calculated using the average shares outstanding method for the period.
2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not Annualized.
4	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Notes to Financial Statements June 30, 2014 (Unaudited)

1. Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (“1940 Act”), which offers units of beneficial interest (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: Equity Fund, Balanced Fund, Income Fund, Small Cap Fund (formerly the Small Cap Growth Fund), International Equity Fund and Socially Responsible Fund (collectively the “Funds”, and each a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements for the 2015 ETF Fund, 2025 ETF Fund, and 2035 ETF Fund are included in a separate annual report. Shares of the Funds are presently offered to Horace Mann Life Insurance Company (“HMLIC”) Separate Account, the HMLIC 401(k) Separate Account and Jefferson National. The Funds may be purchased by separate accounts of insurance companies for certain variable insurance contracts and by plan sponsors of qualified retirement plans. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

Fund Investment Objectives:

Equity Fund — primary, long-term capital growth; secondary, conservation of principal and production of income.

Balanced Fund — realization of high long-term total rate of return consistent with prudent investment risks.

Income Fund — long-term total rate of return in excess of the U.S. bond market over a full market cycle.

Small Cap Fund — long-term capital appreciation through investing primarily in equity securities of small cap companies.

International Equity Fund — long-term growth of capital through diversified holdings of marketable foreign equity investments.

Socially Responsible Fund — long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

2. Significant Accounting Policies.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates and these differences could be material.

Security valuation — A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Third-party valuation providers often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds’ pricing agent for such securities, if available, and otherwise are valued at amortized cost. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in the underlying funds by the Equity, Balanced, Small Cap and International Equity Funds are valued at their net asset value as reported by the underlying funds.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

The International Equity Fund uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) (“Interactive Data”) as a third party fair valuation vendor daily. Interactive Data provides a fair value for foreign securities in the International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data. These factors are used to value the International Equity Fund without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the International Equity Fund’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Fair value measurement classifications are summarized in each Fund’s Schedule of Investments.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and distributions on underlying funds are recorded on the ex-dividend date or, for certain foreign dividends, as soon as the dividend information becomes available. Interest income and distributions on underlying funds, if applicable, premium and discount amortization are accrued daily, using the scientific or straight-line method, which approximates the effective interest method. Securities gains and losses are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain arereclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

When-issued and delayed delivery investments — The Income Fund, Balanced Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may dispose of such securities prior to settlement if its sub-adviser deems it appropriate to do so. Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund’s custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. The when-issued market is commonly associated with government bonds that are to be issued as a pending auction. The Funds use when-issued investments as a way to participate in a new issuance. As of, and during the six months ended June 30, 2014, the Income Fund held when-issued and delayed delivery investments.

Investments in REITs — With respect to the Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Mortgage dollar rolls — TBA (“To Be Announced”) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities.

During the six months ended June 30, 2014, the Income Fund entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate and terms. The Income Fund may execute a roll to obtain better underlying mortgage securities or to increase yield. The Income Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate. Risks associated with dollar rolls are that actual mortgages received by the Income Fund may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBA sales commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

ADRs, EDRs and GDRs — The Equity Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund may invest in both sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar global instruments. The Equity Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

Asset-backed and mortgage securities — The Income Fund and Balanced Fund may invest in mortgage and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a sub-adviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower a Fund’s return and result in losses to the Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund and Balanced Fund may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

Foreign currency transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

•	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Expense policy — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds of the Trust daily in relation to the net assets of each Fund or upon another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds are allocated across the Trust and the Wilshire Mutual Funds based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs. The Adviser has entered into agreements with the following sub-advisers: Equity Fund — Santa Barbara Asset Management, LLC and TWIN Capital Management, Inc.; Balanced Fund — Guggenheim Partners Investment Management, LLC; Income Fund — Western Asset Management Company and Western Asset Management Limited; International Equity Fund — WCM Investment Management and Thomas White International, Ltd.; Small Cap Fund — Los Angeles Capital Management and Equity Research, Inc. and Ranger Investment Management, L.P.; Socially Responsible Fund — ClearBridge Investments, LLC.

Each sub-adviser’s fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a sub-adviser of a Fund with multiple sub-advisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund’s assets allocated to that sub-adviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such sub-adviser is not constant, and the relative amounts of fees paid to the various sub-advisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if there are internal fluctuations in the fee. Because the Adviser will pay each sub-adviser’s fees out of its own fees from the Funds, there will not be any “duplication” of advisory fees paid by the Funds.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement for which it received a fee based on each Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Rate on the First $1 Billion of Average Daily Net Assets	Rate on Average Daily Net Assets in Excess of $1 Billion
Equity Fund*	0.70%*	0.60%*
Balanced Fund**	0.55%**	0.45%**
Income Fund	0.55%	0.45%
Small Cap Fund***	1.15%***	1.05%***
International Equity Fund****	1.00%****	0.90%****
Socially Responsible Fund	0.85%	0.75%

*
The Equity Fund invests in shares of the Large Company Growth Portfolio and the Large Company Value Portfolio. The Adviser will only receive directly from the Equity Fund a fee based on the average daily net assets of the Equity Fund that are not invested in the Large Company Growth Portfolio and the Large Company Value Portfolio.

**
The Balanced Fund primarily invests in shares of underlying funds. The Adviser will only receive directly from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in the Income Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio and the Wilshire International Equity Fund.

***
The Small Cap Fund invests in shares of the Small Company Growth Portfolio and the Small Company Value Portfolio. The Adviser will only receive directly from the Small Cap Fund a fee based on the average daily net assets of the Small Cap Fund that are not invested in the Small Company Growth Portfolio or the Small Company Value Portfolio.

****
The International Equity Fund invests in shares of the Wilshire International Equity Fund. The Adviser will only receive directly from the International Equity Fund a fee based on the average daily net assets of the International Equity Fund that are not invested in the Wilshire International Equity Fund.

For the six months ended June 30, 2014, the Adviser waived fees in the amounts listed below. The Adviser cannot recoup amounts of any investment advisory fees waived. Effective November 1, 2013, the Adviser and the Trust on behalf of the Small Cap and International Equity Funds entered into a Management Fee Waiver Agreement pursuant to which the Adviser agrees to waive 0.20% of its management fee, based on the average daily net assets of a Fund that are not invested in the Wilshire Mutual Funds. This agreement continues through at least April 30, 2015.

Fund	Advisory Fees Waived	Rate on Average Daily Net Assets
Small Cap Fund	$13,792	0.06%
International Equity Fund	16,482	0.09%

SEI Investments Global Funds Services (“SEI”) serves as the Trust’s administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust’s transfer agent and dividend disbursing agent. Northern Trust serves as the Trust’s Custodian. SEI Investments Distribution Co. (the “Distributor”) serves as the Trust’s distributor.

Officers and Trustees’ expenses — Certain officers of the Trust are affiliated with and receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $18,000, an annual additional Board chairperson retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $8,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Funds have adopted a Rule 12b-1 distribution and shareholder services plan (the “Distribution Plan”). Pursuant to the Distribution Plan with the Funds, the Distributor receives a distribution and shareholder services fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related and shareholder services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets attributable to each Fund. The Balanced Fund pays a distribution and shareholder services fee on all of its assets except for those assets invested in the Income Fund.

Fees Paid Indirectly — The Trust has entered into a brokerage commission recapture program with the Distributor, pursuant to which a portion of the Funds’ commissions generated from transactions directed to the Distributor are used to reduce the Funds’ expenses. Under such program, the Distributor, as introducing broker, retains a portion of the Funds’ commissions.

Such commissions rebated to the Funds for the six months ended June 30, 2014 were as follows:

Equity Fund	$1,397
Small Cap Fund	557
$1,954

For the six months ended June 30, 2014, the Distributor retained the following commissions:

Equity Fund	$1,531
Small Cap Fund	561

5. Security Transactions.

For the six months ended June 30, 2014, aggregate cost of purchases and proceeds from sales of securities, other than affiliated investments, short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Proceeds from Sales
Equity Fund	$18,393,094	$27,444,599
Income Fund	2,784,131	6,336,626
Small Cap Fund	4,910,286	6,497,787
International Equity Fund	4,316,496	4,831,447
Socially Responsible Fund	3,525,230	6,462,715

Purchases and sales of U.S. Government securities during the six months ended June 30, 2014 were:

Fund	Purchases	Proceeds from Sales
Income Fund	$100,298,838	$98,709,452

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

Purchases and sales of affiliated investments during the six months ended June 30, 2014, and value as of June 30, 2014 were:

Fund	Value as of June 30, 2014	Purchases	Proceeds from Sales	Realized Gain (Loss)
Equity Fund
Wilshire Large Company Growth Portfolio	$75,301,865	$—	$2,244,040	$297,149
Wilshire Large Company Value Portfolio	78,876,781	—	1,646,747	310,427
Balanced Fund
Wilshire International Equity Fund	62,424,856	35,820,000	1,733,991	92,502
Wilshire Large Company Growth Portfolio	19,503,343	—	16,330,145	1,958,096
Wilshire Large Company Value Portfolio	17,575,948	—	19,520,145	3,767,339
Wilshire Small Company Growth Portfolio	4,989,004	—	4,327,536	871,544
Wilshire Small Company Value Portfolio	4,947,095	—	4,717,536	951,391
Wilshire Variable Insurance Trust Income Fund	47,762,677	6,000,000	2,295,938	(61,826)
Small Cap Fund
Wilshire Small Company Growth Portfolio	14,378,367	—	497,369	90,409
Wilshire Small Company Value Portfolio	15,442,110	—	497,369	94,319
International Equity Fund
Wilshire International Equity Fund	19,169,609	—	445,147	17,311

6. Securities Lending.

The Funds, except for the Balanced Fund, may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a “placing broker.” A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Northern Trust acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at June 30, 2014 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Fund was purchased with proceeds from collateral received from securities on loan. At June 30, 2014, $11,286,803, $6,924,225, $7,033,854, $2,580,654 and $9,484,925 of this cash equivalent represents the collateral received for securities on loan in the Equity Fund, Income Fund, Small Cap Fund, International Equity Fund, and Socially Responsible Fund, respectively.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

7. Significant Shareholder Activity.

On June 30, 2014, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
Equity Fund (1 omnibus shareholder)	87%
Balanced Fund (1 omnibus shareholder)	100%
Income Fund (2 omnibus shareholders)	100%
Small Cap Fund (1 omnibus shareholder)	100%
International Equity Fund (1 omnibus shareholder)	100%
Socially Responsible Fund (1 omnibus shareholder)	100%

8. Tax Information.

No provision for Federal income taxes is required because each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The federal tax cost, unrealized appreciation and depreciation at June 30, 2014 for each Fund are as follows (excluding TBA sales commitments):

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Fund	$195,529,434	$37,666,610	$(545,193)	$37,121,417
Balanced Fund	144,000,137	13,566,759	—	13,566,759
Income Fund	91,731,531	3,292,273	(834,960)	2,457,313
Small Cap Fund	44,019,227	7,299,466	(299,381)	7,000,085
International Equity Fund	36,383,295	2,970,339	(477,779)	2,492,560
Socially Responsible Fund	44,994,429	21,505,859	(301,394)	21,204,465

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales and investment in master limited partnerships on all Funds.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2013, the following Funds had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Fund	2016	2017	2018
Equity Fund	$—	$73,587,712	$—
Balanced Fund	—	255,919	—
International Equity Fund	—	4,016,453	387,494
Socially Responsible Fund	—	11,816,430	—

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under those new provisions are as follows:

Fund	Short-Term Loss	Long-Term Loss	Total
Income Fund	$656,729	$158,485	$815,214

During the year ended December 31, 2013, the Equity Fund, Balanced Fund, Income Fund, Small Cap Fund, International Equity Fund and Socially Responsible Fund utilized capital loss carryforwards of $41,697,085, $20,819,638, $350,246, $5,906,232, $8,787,840 and $4,866,871, respectively, to offset capital gains.

The tax character of distributions declared during the years ended December 31, 2013 and 2012 were as follows:

Fund	2013 Ordinary Income	2013 Capital Gains	2012 Ordinary Income	2012 Capital Gains
Equity Fund	$3,009,664	$—	$1,571,504	$—
Balanced Fund	2,515,446	—	5,214,285	—
Income Fund	1,673,436	—	2,465,369	—
International Equity Fund	277,772	—	1,271,685	—
Socially Responsible Fund	552,912	—	415,769	—

At December 31, 2013, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Equity Fund	Balanced Fund	Income Fund	Small Cap Fund	International Equity Fund	Socially Responsible Fund
Undistributed ordinary income	$—	$2,212,891	$1,331,917	$—	$659,707	$337,147
Undistributed long-term capital gain	—	—	—	2,981,734	—	—
Capital loss carryforwards	(73,587,712)	(255,919)	(815,214)	—	(4,403,947)	(11,816,430)
Unrealized appreciation/(depreciation)	29,185,644	14,705,891	(533,674)	7,094,028	132,988	20,826,786
Other Temporary Differences	(1)	14	3	1	(2)	(1)
Total distributable earnings/(accumulated losses)	$(44,402,069)	$16,662,877	$(16,968)	$10,075,763	$(3,611,254)	$9,347,502

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

9. In-Kind Transfers.

During the year ended December 31, 2013, the Funds issued and redeemed shares of beneficial interest through affiliated in-kind transfers of investment securities and cash. The securities were transferred at their current value on the date of such transactions.

Contributing Fund	Receiving Fund	Date of Transfer	Value of Investment Securities	Cash	Total Assets	Shares Issued/ (Redeemed)	Realized Gain/(Loss) Earned from Contributing Fund
Equity Fund	Large Company Growth Portfolio	4/8/2013	$64,025,634	$1,097,110	$65,122,744	1,695,627	$2,590,858
Equity Fund	Large Company Value Portfolio	4/8/2013	64,037,268	1,432,638	65,469,906	3,690,691	3,344,532
Balanced Fund	Large Company Growth Portfolio	4/8/2013	29,580,794	1,017,251	30,598,045	796,693	(251,486)
Balanced Fund	Large Company Value Portfolio	4/8/2013	29,678,783	1,016,141	30,694,924	1,730,344	(122,322)
Balanced Fund	Small Company Growth Portfolio	4/8/2013	7,279,152	378,324	7,657,476	366,985	(82,358)
Balanced Fund	Small Company Value Portfolio	4/8/2013	7,139,924	628,186	7,768,110	396,745	15,070
Balanced Fund	Wilshire International Equity Fund	4/3/2013	—	25,551,553	25,551,553	2,817,958	—
Balanced Fund	International Equity Fund	4/3/2013	—	25,551,553	25,551,553	(2,005,538)	—
Small Cap Fund	Small Company Growth Portfolio	4/8/2013	6,996,577	167,384	7,163,961	343,333	1,035,447
Small Cap Fund	Small Company Growth Portfolio	9/18/2013	5,845,013	101,543	5,946,556	236,068	1,058,636
Small Cap Fund	Small Company Value Portfolio	4/8/2013	6,862,541	367,373	7,229,914	369,257	104,637
Small Cap Fund	Small Company Value Portfolio	9/18/2013	5,933,650	126,389	6,060,039	267,551	466,397
International Equity Fund	Wilshire International Equity Fund	4/2/2013	5,931,173	—	5,931,173	645,387	(1,951,869)
International Equity Fund	Wilshire International Equity Fund	10/9/2013	7,140,649	212,009	7,352,658	784,702	933,113
International Equity Fund	Wilshire International Equity Fund	10/31/2013	5,038,472	229,615	5,268,087	539,763	91,639
Wilshire International Equity Fund	Equity Fund	4/2/2013	108,142,870	279,665	108,422,535	(11,797,754)	22,029,945
Wilshire International Equity Fund	Balanced Fund	4/2/2013	77,077,919	212,167	77,290,086	(8,455,321)	25,597,135

10. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Risks.

Credit risk — The Income Fund invests primarily in debt instruments. The issuers’ ability to meet their obligations may be affected by the recent economic developments. In addition, the Income Fund’s investments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if the Income Fund concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. The Income Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Since the Balanced Fund invests in the Income Fund or directly in debt instruments, the Balanced Fund is also subject to these risks.

Counterparty credit risk — Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with the Funds. The Funds’ sub-advisers seek to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.

Foreign security risk — The Income, Balanced and International Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the Income, Balanced and International Equity Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Income Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

12. Contingencies.

The Equity Fund and Socially Responsible Fund were named as defendants and putative members of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the Official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws. In September 2013, the District Court dismissed the 2012 lawsuit and this decision is on appeal to the Second Circuit Court of Appeals. The 2010 lawsuit continues in the District Court. The Adviser does not expect the Funds to be materially impacted by the lawsuits.

13. Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Variable Insurance Trust Additional Fund Information

Information on Proxy Voting

The SEC has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the Contract Owner’s attention within 30 days.

Wilshire Variable Insurance Trust Board Approval of Subadvisory Agreement

During the six months ended June 30, 2014, the Board of Trustees (the “Board”) of Wilshire Variable Insurance Trust (the “Trust”) approved the subadvisory agreement between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and Guggenheim Partners Investment Management, LLC (“Guggenheim” or the “Subadviser”) with respect to the Balanced Fund (the “Fund”) (the “Subadvisory Agreement”).

The information in this summary outlines the Board’s considerations associated with its approval of the Subadvisory Agreement. In connection with its deliberations regarding the approval of this relationship, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by the Subadviser under the proposed subadvisory arrangement; comparative fees as provided by the Subadviser; the profits to be realized by the Subadviser; the extent to which the Subadviser would realize economies of scale as the Fund grows; and whether any fall-out benefits would be realized by the Subadviser. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Board, which is comprised of Trustees, all of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of the Subadvisory Agreement with management and in private sessions with counsel at which no representatives of the Subadviser were present.

As required by the Investment Company Act of 1940, the approval was confirmed by the separate vote of the Independent Trustees. In deciding to approve the Subadvisory Agreement, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board considered the approval of the Subadvisory Agreement at the Board’s May 16, 2014 meeting. The Adviser sent a memorandum to the Subadviser requesting information regarding the Subadvisory Agreement to be provided to the Trustees in advance of the meeting.

The Trustees received information from the Adviser regarding the factors underlying the recommendations to approve the Subadvisory Agreement. In response to the request for information, the Board received information from the Subadviser as to the Fund describing: (i) the nature, extent and quality of services to be provided; (ii) the investment performance of similar strategies managed by Guggenheim; (iii) the financial condition of the Subadviser; (iv) the extent to which economies of scale may be realized as the Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of the Fund’s shareholders; (vi) comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients; and (vii) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Trustees were assisted in their review by independent legal counsel.

As a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Trustees), which met on May 15, 2014 to review data Wilshire had prepared on performance. Based upon its evaluation of all materials provided, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the analysis provided by the Adviser, which concluded that the Subadviser would provide reasonable services and recommended that the Subadvisory Agreement for the Fund be approved.

The Board reviewed information comparing the Subadviser’s gross investment performance for managing a similar strategy to a relevant benchmark and also the performance of other advisers in managing a similar core plus strategy. Based upon all relevant factors, the Board determined to approve the Subadvisory Agreement, noting that the Subadviser outperformed the benchmark and the performance of other advisers with similar strategies for the annualized one-, three-, five- and ten-year periods ended March 31, 2014.

Wilshire Variable Insurance Trust Board Approval of Subadvisory Agreement (Continued)

Subadvisory Fees

The Board considered the Subadviser’s proposed subadvisory fee. The Board evaluated the competitiveness of the sub-advisory fee based upon data supplied by the Sub-Adviser about the fees charged to other clients and considered that the fee was appropriate relative to the size of the Fund. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Adviser and the Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board.

Based upon all of the above, the Board determined that the subadvisory fee was reasonable.

Profitability to the Subadviser

The Board noted that the Adviser compensates the Subadviser from its own advisory fees and that the fee was negotiated at arm’s length between the Adviser and the Subadviser. In addition, the Board noted that the revenues to the Subadviser would be limited due to the size of the Fund. The Board took these factors into consideration in concluding that the subadvisory fee was reasonable.

Economies of Scale

The Board considered whether there may be economies of scale with respect to the subadvisory services to be provided to the Fund and whether the subadvisory fee reflects such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for the Subadviser reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board concluded that, taking into account these benefits, the fee to be charged under the Subadvisory Agreement is reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that the approval of the Subadvisory Agreement is in the best interests of the Fund.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

Wilshire Variable Insurance Trust Privacy Statement

At Wilshire Variable Insurance Trust, we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server cannot find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

Companies that provide services for us to help market our products to you; and

Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality And Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

The Wilshire Variable Insurance Trust values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 888-200-6796 if you have any questions concerning our policy.

Wilshire Variable Insurance Trust Semi-Annual Report June 30, 2014 (Unaudited)

Wilshire Variable Insurance Trust
Equity Fund Balanced Fund Income Fund	Small Cap Fund International Equity Fund Socially Responsible Fund

Board of Trustees
Margaret M. Cannella Roger A. Formisano Edward Gubman	Suanne K. Luhn George J. Zock Chairman of the Board

Officers of the Funds
Jason Schwarz President	James E. St. Aubin Vice President
Helen Thompson Vice President, Chief Compliance Officer	Nathan R. Palmer Vice President
Michael Wauters Treasurer	Reena Lalji Secretary
Gaurav Chopra Assistant Treasurer

Administrator
SEI Investments Global Funds Services
1 Freedom Valley Drive
Oaks, PA 19456

Transfer Agent
DST Systems, Inc.
333 W. 11th St.
Kansas City, MO 64105

Investment Adviser
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

Custodian
The Northern Trust Company
50 LaSalle Street
Chicago, IL 90401-1085

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1700
Philadelphia, PA 19103-7042

Investment Subadvisers
Clear Bridge Investments LLC
620 8th Avenue
New York, NY 10018

Santa Barbara Asset Management, LLC
2049 Century Park East, 18th Floor
Los Angeles, CA 90067

TWIN Capital Management, Inc.
3244 Washington Road, Suite 202
McMurray, PA 15317

Los Angeles Capital Management
and Equity Research, Inc.
11150 Santa Monica Blvd., Suite 200
Los Angeles, CA 90025

WCM Investment Management
281 Brooks Street
Laguna Beach, CA 92651

Thomas White International, Ltd.
440 South LaSalle Street, Suite 3900
Chicago, IL 60605

Ranger Investment Management, L.P.
300 Crescent Court, Suite 1100
Dallas, TX 75201

Western Asset Management Company
117 E. Colorado Blvd., Suite 600
Pasadena, CA 91105

Western Asset Management Limited
155 Bishopsgate, London England
EC2M 3XG

Guggenheim Partners Investment Management, LLC
100 Wilshire Boulevard, Suite 500
Santa Monica, CA 90401

Wilshire Variable Insurance Trust

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-002-0700

Wilshire Variable Insurance Trust
SEMI-ANNUAL REPORT (Unaudited) 2015 ETF Fund 2025 ETF Fund 2035 ETF Fund
June 30, 2014

Wilshire Variable Insurance Trust Table of Contents

Shareholder Letter	1
Fund Commentaries	3
Disclosure of Fund Expenses	9
Schedules of Investments	11
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	20
Additional Fund Information	25

Shares of the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of a Fund’s shares only if accompanied or preceded by the Fund’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Wilshire Variable Insurance Trust Letter To Shareholders

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this first half report to all shareholders of the Wilshire Variable Insurance Trust Target Maturity Funds. This report covers the period from January 1, 2014 to June 30, 2014, for the 2015 ETF Fund, 2025 ETF Fund, and 2035 ETF Fund.

MARKET ENVIRONMENT

U.S. Equity Market

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 7.01% during the first half of the year and posted its eighth consecutive quarterly gain. After experiencing losses to start the year, the index finished the period strong and is up almost 25% since June 30 of last year. During the first six months of the year, large-cap stocks outpaced small-cap stocks, with the Wilshire U.S. Large-Cap IndexSM and Wilshire U.S. Small-Cap IndexSM returning 7.17% and 5.71%, respectively, while value stocks outperformed growth-oriented securities across capitalizations.

All sectors posted positive performance for the first six months of the year. After a strong first quarter for Health Care and Utilities, Energy excelled in the second quarter. Through June 30, Utilities, Energy, and Health Care were the best performing sectors returning 17.97%, 14.05%, and 10.06%, respectively, while Consumer Discretionary lagged all other sectors returning 1.12%.

International Equity Market

International equities also advanced in the first half of the year as the Morgan Stanley Capital International (“MSCI”) EAFE Index rose 4.78%. After trailing their developed market counterparts by over 25% in 2013, emerging markets finished the period strong, leading foreign developed markets from April through June. The MSCI Emerging Markets Index rose 6.14% through June 30. Geopolitical tensions have dominated headlines this year, particularly within emerging market economies. Through the first half of the year, battles between the Iraqi government and rebel forces and the ongoing escalation of tensions between Russia and Ukraine over Crimea have largely been ignored by investors. After a slow start to the year, Asian markets finished with a strong second quarter. The MSCI Japan Index rose 6.66% in the second quarter after worries over April’s tax hike dissipated. The MSCI China Index also rallied in the second quarter, returning 5.52% as concerns over slowing economic growth were overshadowed by indications of possible economic reform.

Bond Market

Fixed income markets rallied throughout the first half of the year. The broad fixed-income market posted positive returns as the Barclays U.S. Aggregate Bond Index returned 3.93% year-to-date. During the first quarter, despite overnight rates maintaining their near-zero levels, most short-maturity yields rose over the quarter, flattening the yield curve and leading to exceptionally strong performance by long-dated Treasury paper. In the second quarter, investors again looked to longer-maturity and higher-credit risk paper in search of yield. The Barclays Long Term Treasury Index and the Barclays U.S. Corporate High Yield Index rose 12.14% and 5.46%, respectively. After rallying at the end of 2013 to the surprise of many investors, the 10-year U.S. Treasury rate fell 51 basis points through the first six months of the year, yielding 2.53% on June 30.

1

Wilshire Variable Insurance Trust Letter To Shareholders - (Continued)

FUND PERFORMANCE REVIEW

For the six months ended June 30, 2014, the 2015 ETF Fund returned 5.31%, outperforming the S&P Target Date 2015 Index by 0.48%. For the six months ended June 30, 2014, the 2025 ETF Fund returned 5.69%, outperforming the S&P Target Date 2025 Index return by 0.33%. For the six months ended June 30, 2014, the 2035 ETF Fund returned 5.85%, outperforming the S&P Target Date 2035 Index by 0.12%. We are pleased with Fund performance through first half of 2014 and are confident that each Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Variable Insurance Trust

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com.

Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the Funds or any stock in particular.

Investing involves risks including possible loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic, or political instability in other nations. Investments in smaller companies typically exhibit higher volatility. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. The 2015, 2025 & 2035 ETF Funds operate under a fund of funds structure, pursuant to which the Funds invest in exchange-traded funds (“ETFs”). An ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, involve duplication of advisory fees and certain other expenses. Shareholders of a Fund bear their proportionate share of the ETFs’ fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

There can be no assurance that a Wilshire Variable Insurance Trust Target Maturity Fund will achieve its stated objectives. An investor may experience losses, at any time, including near, at or after the Fund’s target year. In addition, there is no guarantee that an investor’s investment in a Fund will provide any income at or through the years following the Fund’s target year in amounts adequate to meet the investor’s goals or retirement needs.

2

Wilshire Variable Insurance Trust 2015 ETF FUND Commentary

2015 ETF FUND
Average Annual Total Return

Six Months Ended 06/30/14*	5.31%
One Year Ended 06/30/14	14.23%
Five Years Ended 06/30/14	11.35%
Inception (05/01/06) through 06/30/14	5.00%

S&P TARGET DATE 2015 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14*	4.83%
One Year Ended 06/30/14	13.23%
Five Years Ended 06/30/14	11.10%
Inception (05/01/06) through 06/30/14	5.54%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)
The S&P Target Date 2015 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2015 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2014, fees totaling 0.13% of average net assets were waived.

3

Wilshire Variable Insurance Trust 2015 ETF FUND Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2014)

The U.S. stock market got off to a strong start as the Wilshire 5000 IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data. In the second quarter equities rallied further and the Wilshire 5000 IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession.

International stock markets underperformed the U.S. as the MSCI All Country World ex-U.S. Index returned 5.56% in the first half of the year. The escalation of tensions between Russia and Ukraine and the deterioration of Iraq’s fragile régime fueled additional investor concern during the quarter. However, this turmoil barely provided a pause for global stock markets’ upward march in the second quarter of 2014. With most major economies enjoying increased central bank support, and China’s government working to buoy the nation’s economic growth, equities returned healthy gains, with emerging market stocks recovering strongly from a weak first quarter.

Fixed income markets ended the first half of the year strong as U.S. Treasury yields fell at most maturities. Investment grade U.S. bonds (the Barclays U.S. Aggregate Bond Index) returned 3.93% and global bonds (the Barclays Global Aggregate Index) returned 4.93%. The 10-year U.S. Treasury fell to 2.53% to end the second quarter, down 51 basis points from 3.04% at the end of 2013.

The 2015 ETF Fund (the “Fund”) returned 5.31% for the first six months of 2014, outperforming the S&P Target Date 2015 Index return of 4.83% by 0.48%. The Fund benefited from its larger than benchmark exposures to large-cap and emerging market equities as well is its exposure to opportunistic fixed income including high yield and global bonds.

*	Based on percent of Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

4

Wilshire Variable Insurance Trust 2025 ETF FUND Commentary

2025 ETF FUND
Average Annual Total Return

Six Months Ended 06/30/14*	5.69%
One Year Ended 06/30/14	15.36%
Five Years Ended 06/30/14	11.86%
Inception (05/01/06) through 06/30/14	4.54%

S&P TARGET DATE 2025 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14*	5.36%
One Year Ended 06/30/14	16.52%
Five Years Ended 06/30/14	13.27%
Inception (05/01/06) through 06/30/14	5.88%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)
The S&P Target Date 2025 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2025 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2014, fees totaling 0.10% of average net assets were waived.

5

Wilshire Variable Insurance Trust 2025 ETF FUND Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2014)

The U.S. stock market got off to a strong start as the Wilshire 5000 IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data. In the second quarter equities rallied further and the Wilshire 5000 IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession.

International stock markets underperformed the U.S. as the MSCI All Country World ex-U.S. Index returned 5.56% in the first half of the year. The escalation of tensions between Russia and Ukraine and the deterioration of Iraq’s fragile régime fueled additional investor concern during the quarter. However, this turmoil barely provided a pause for global stock markets’ upward march in the second quarter of 2014. With most major economies enjoying increased central bank support, and China’s government working to buoy the nation’s economic growth, equities returned healthy gains, with emerging market stocks recovering strongly from a weak first quarter.

Fixed income markets ended the first half of the year strong as U.S. Treasury yields fell at most maturities. Investment grade U.S. bonds (the Barclays U.S. Aggregate Bond Index) returned 3.93% and global bonds (the Barclays Global Aggregate Index) returned 4.93%. The 10-year U.S. Treasury fell to 2.53% to end the second quarter, down 51 basis points from 3.04% at the end of 2013.

The 2025 ETF Fund (the “Fund”) returned 5.69% for the first six months of 2014, outperforming the S&P Target Date 2025 Index return of 5.36% by 0.33%. The Fund benefited from its larger than benchmark exposures to large-cap and emerging market equities as well is its exposure to opportunistic fixed income including high yield and global bonds.

*	Based on percent of Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

6

Wilshire Variable Insurance Trust 2035 ETF FUND Commentary

2035 ETF FUND
Average Annual Total Return

Six Months Ended 06/30/14*	5.85%
One Year Ended 06/30/14	16.98%
Five Years Ended 06/30/14	12.80%
Inception (05/01/06) through 06/30/14	4.00%

S&P TARGET DATE 2035 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/14*	5.73%
One Year Ended 06/30/14	19.12%
Five Years Ended 06/30/14	14.71%
Inception (05/01/06) through 06/30/14	5.98%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

(1)
The S&P Target Date 2035 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2035 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2014, fees totaling 0.10% of average net assets were waived.

7

Wilshire Variable Insurance Trust 2035 ETF FUND Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING*
(As of June 30, 2014)

The U.S. stock market got off to a strong start as the Wilshire 5000 IndexSM rose 7.01% through June 2014. After a loss to start the year as a global flight to safety impacted most asset classes in January, investors became more comfortable with economic data. In the second quarter equities rallied further and the Wilshire 5000 IndexSM posted its eighth consecutive quarterly gain. After a nearly flat April, the Wilshire 5000 IndexSM was up strongly in both May and June and was up almost 25% since June 30 of last year. Investors did not appear overly concerned with the worst quarter for real GDP growth since the recession.

International stock markets underperformed the U.S. as the MSCI All Country World ex-U.S. Index returned 5.56% in the first half of the year. The escalation of tensions between Russia and Ukraine and the deterioration of Iraq’s fragile régime fueled additional investor concern during the quarter. However, this turmoil barely provided a pause for global stock markets’ upward march in the second quarter of 2014. With most major economies enjoying increased central bank support, and China’s government working to buoy the nation’s economic growth, equities returned healthy gains, with emerging market stocks recovering strongly from a weak first quarter.

Fixed income markets ended the first half of the year strong as U.S. Treasury yields fell at most maturities. Investment grade U.S. bonds (the Barclays U.S. Aggregate Bond Index) returned 3.93% and global bonds (the Barclays Global Aggregate Index) returned 4.93%. The 10-year U.S. Treasury fell to 2.53% to end the second quarter, down 51 basis points from 3.04% at the end of 2013.

The 2035 ETF Fund (the “Fund”) returned 5.85% for the first six months of 2014, outperforming the S&P Target Date 2035 Index return of 5.73% by 0.12%. The Fund benefited from its larger than benchmark exposures to large-cap and emerging market equities as well is its exposure to opportunistic fixed income including high yield and global bonds.

~~*~~	Based on percent of Fund’s total investments in securities, at value. Includes investments held as collateral for securities on loan (See Note 6 in Notes to Financial Statements).

8

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended June 30, 2014 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

9

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2014 (Unaudited)

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Expense Ratio(1)(2)	Expenses Paid During Period 01/01/14-06/30/14(3)(4)
2015 ETF Fund
Actual Fund Return	$1,000.00	$1,053.10	0.60%	$3.05
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
2025 ETF Fund
Actual Fund Return	$1,000.00	$1,056.90	0.60%	$3.06
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01
2035 ETF Fund
Actual Fund Return	$1,000.00	$1,058.50	0.60%	$3.06
Hypothetical 5% Return	$1,000.00	$1,021.82	0.60%	$3.01

(1)	The expense ratio does not include the expenses of the underlying ETFs.
(2)	Annualized, based on the Fund’s expenses for the most recent fiscal half-year.
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(4)	Expenses shown do not include annuity contract fees.

10

Wilshire Variable Insurance Trust Schedules of Investments June 30, 2014 (Unaudited)

	2015 ETF Fund
Shares		Value
EXCHANGE TRADED FUNDS — 98.4%
9,029	iShares Barclays TIPS Bond Fund	$1,041,585
71,530	Market Vectors Emerging Markets Local Currency Bond ETF	1,738,179
41,430	SPDR Barclays High Yield Bond ETF	1,728,874
28,766	SPDR Barclays International Treasury Bond ETF	1,748,685
97,930	Vanguard Europe Pacific ETF(a)	4,170,839
24,206	Vanguard FTSE Emerging Markets ETF(a)	1,044,005
18,160	Vanguard Global ex-U.S. Real Estate ETF	1,054,188
13,916	Vanguard REIT ETF	1,041,473
50,440	Vanguard S&P 500 ETF(a)	9,050,449
52,220	Vanguard Scottsdale Funds	4,520,163
27,660	Vanguard Short-Term Inflation-Protected Securities ETF	1,386,319
5,527	Vanguard Small-Cap Growth ETF(a)	704,085
6,659	Vanguard Small-Cap Value ETF	702,525
54,950	Vanguard Total Bond Market ETF	4,517,989

Total Exchange Traded Funds — 98.4%
(Cost $29,867,932)		34,449,358

SHORT-TERM INVESTMENTS (c) — 25.2%
547,120	Northern Trust Institutional Government Select Portfolio, 0.010%	547,120
8,258,762	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b)	8,258,762

Total Short-Term Investments — 25.2%
(Cost $8,805,882)		8,805,882

Total Investments — 123.6%
(Cost $38,673,814)		43,255,240

Other Assets & Liabilities, Net — (23.6)%		(8,264,712)

NET ASSETS — 100.0%		$34,990,528

	2025 ETF Fund
Shares		Value
EXCHANGE TRADED FUNDS — 98.5%
9,408	iShares Barclays TIPS Bond Fund	$1,085,307
67,080	Market Vectors Emerging Markets Local Currency Bond ETF	1,630,044
38,616	SPDR Barclays High Yield Bond ETF	1,611,446
26,722	SPDR Barclays International Treasury Bond ETF	1,624,430
212,540	Vanguard Europe Pacific ETF	9,052,079
49,391	Vanguard FTSE Emerging Markets ETF(a)	2,130,234
27,980	Vanguard Global ex-U.S. Real Estate ETF	1,624,239
21,640	Vanguard REIT ETF	1,619,538
92,960	Vanguard S&P 500 ETF	16,679,813
75,060	Vanguard Scottsdale Funds	6,497,194
32,190	Vanguard Short-Term Inflation-Protected Securities ETF	1,613,363
8,560	Vanguard Small-Cap Growth ETF(a)	1,090,458
10,277	Vanguard Small-Cap Value ETF(a)	1,084,223
72,152	Vanguard Total Bond Market ETF	5,932,337

Total Exchange Traded Funds — 98.5%
(Cost $45,344,604)		53,274,705

SHORT-TERM INVESTMENTS (c) — 9.5%
743,391	Northern Trust Institutional Government Select Portfolio, 0.010%	743,391
4,398,849	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b)	4,398,849

Total Short-Term Investments — 9.5%
(Cost $5,142,240)		5,142,240

Total Investments — 108.0%
(Cost $50,486,844)		58,416,945

Other Assets & Liabilities, Net — (8.0)%		(4,303,313)

NET ASSETS — 100.0%		$54,113,632

See Notes to Financial Statements.

11

Wilshire Variable Insurance Trust Schedules of Investments - (Continued) June 30, 2014 (Unaudited)

	2035 ETF Fund
Shares		Value
EXCHANGE TRADED FUNDS — 98.2%
5,681	iShares Barclays TIPS Bond Fund	$655,360
27,010	Market Vectors Emerging Markets Local Currency Bond ETF	656,343
31,090	SPDR Barclays High Yield Bond ETF	1,297,386
21,366	SPDR Barclays International Treasury Bond ETF	1,298,839
347,300	Vanguard Europe Pacific ETF(a)	14,791,507
59,649	Vanguard FTSE Emerging Markets ETF(a)	2,572,661
33,800	Vanguard Global ex-U.S. Real Estate ETF	1,962,090
26,134	Vanguard REIT ETF	1,955,869
137,620	Vanguard S&P 500 ETF(a)	24,693,157
60,440	Vanguard Scottsdale Funds	5,231,686
25,920	Vanguard Short-Term Inflation-Protected Securities ETF	1,299,110
15,499	Vanguard Small-Cap Growth ETF(a)	1,974,418
18,621	Vanguard Small-Cap Value ETF(a)	1,964,516
47,534	Vanguard Total Bond Market ETF	3,908,245

Total Exchange Traded Funds — 98.2%
(Cost $53,036,705)		64,261,187

SHORT-TERM INVESTMENTS (c) — 12.7%
1,103,129	Northern Trust Institutional Government Select Portfolio, 0.010%	1,103,129
7,190,803	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (b)	7,190,803

Total Short-Term Investments — 12.7%
(Cost $8,293,932)		8,293,932

Total Investments — 110.9%
(Cost $61,330,637)		72,555,119

Other Assets & Liabilities, Net — (10.9)%		(7,154,787)

NET ASSETS — 100.0%		$65,400,332

(a)
This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 for the 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $8,085,005, $4,304,916 and $7,033,636, respectively.

(b)
This security was purchased with cash collateral held from securities on loan. The total value of such securities at June 30, 2014 for 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund was $8,258,762, $4,398,849 and $7,190,803, respectively.

(c)	Rate shown is the 7-day effective yield as of June 30, 2014.

ETF — Exchange Traded Fund
FTSE — Financial Times and the London Stock Exchange
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

As of June 30, 2014, the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

See Notes to Financial Statements.

12

Wilshire Variable Insurance Trust Statements of Assets and Liabilities June 30, 2014 (Unaudited)

	2015 ETF FUND		2025 ETF FUND		2035 ETF FUND
ASSETS:
Investments in securities, at value (Note 2)	$43,255,240	*	$58,416,945	*	$72,555,119	*
Dividends and interest receivable	1		9		15
Receivable for Fund shares sold	41,490		147,099		95,285
Prepaid expenses	1,175		1,710		2,023
Total assets	43,297,906		58,565,763		72,652,442

LIABILITIES:
Payable upon return on securities loaned	8,258,762		4,398,849		7,190,803
Payable for Fund shares redeemed	2,660		—		2
Distribution fees payable (Note 4)	7,201		10,806		12,962
Investment advisory fees payable (Note 3)	3,984		7,031		8,875
Administration fees payable	2,018		3,080		3,722
Trustees' fees payable	1,260		1,849		2,189
Chief Compliance Officer expenses payable	183		268		317
Other accrued expenses	31,310		30,248		33,240
Total liabilities	8,307,378		4,452,131		7,252,110

NET ASSETS	$34,990,528		$54,113,632		$65,400,332

NET ASSETS consist of:
Paid-in capital	$27,646,944		$43,485,837		$52,402,697
Undistributed net investment income	849,717		1,150,002		1,368,061
Accumulated net realized gain on investments	1,912,441		1,547,692		405,092
Net unrealized appreciation of investments	4,581,426		7,930,101		11,224,482

NET ASSETS	$34,990,528		$54,113,632		$65,400,332

SHARES OUTSTANDING:
(Unlimited shares authorized)	2,714,127		4,347,757		5,397,072

NET ASSET VALUE:
(Offering and redemption price per share)	$12.89		$12.45		$12.12

Investments, at cost (Note 2)	$30,415,052		$46,087,995		$54,139,834
Securities on Loan	8,258,762		4,398,849		7,190,803

* Includes Market Value of Securities on Loan	$8,085,005		$4,304,916		$7,033,636

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

13

Wilshire Variable Insurance Trust Statements of Operations For the Six Months Ended June 30, 2014 (Unaudited)

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
INVESTMENT INCOME:
Dividend income	$384,048	$601,569	$749,657
Interest income	33	56	82
Income from Security Lending	4,172	8,260	8,221
Total income	388,253	609,885	757,960

EXPENSES:
Investment advisory fees (Note 3)	42,355	63,145	75,406
Distribution fees (Note 4)	42,355	63,145	75,406
Administration fees (Note 3)	11,860	17,681	21,114
Trustees' fees and expenses (Note 3)	2,761	4,070	4,827
Chief Compliance Officer expenses	48	72	84
Audit fees	5,544	5,813	5,968
Legal fees	3,444	5,080	6,022
Printing fees	5,197	7,697	9,132
Custodian fees	6,439	5,970	6,579
Transfer agent fees	2,251	2,754	3,032
Other	1,623	2,373	2,813
Total expenses	123,877	177,800	210,383
Fees waived by Adviser (Note 3)	(22,223)	(26,250)	(29,405)
Net expenses	101,654	151,550	180,978

Net investment income	286,599	458,335	576,982

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Notes 2 and 5):
Net realized gains from:
Sales of investments	1,011,880	1,075,908	141,200

Net change in unrealized appreciation on investments	505,422	1,340,943	2,810,387

Net realized and unrealized gain on investments	1,517,302	2,416,851	2,951,587

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,803,901	$2,875,186	$3,528,569

See Notes to Financial Statements.

14

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Six Months Ended June 30, 2014 (Unaudited)

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
OPERATIONS:
Net investment income	$286,599	$458,335	$576,982
Net realized gains from sales of investments	1,011,880	1,075,908	141,200
Net change in unrealized appreciation on investments	505,422	1,340,943	2,810,387
Net increase in net assets resulting from operations	1,803,901	2,875,186	3,528,569

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—
Net realized capital gains	—	—	—
Total distributions to shareholders	—	—	—

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	1,795,889	3,972,650	5,365,912
Shares issued as reinvestment of distributions	—	—	—
Shares redeemed	(2,055,819)	(1,560,644)	(1,526,772)

Net increase/(decrease) in net assets from capital stock transactions	(259,930)	2,412,006	3,839,140

Net increase in net assets	1,543,971	5,287,192	7,367,709

NET ASSETS:
Beginning of period	33,446,557	48,826,440	58,032,623
End of period	$34,990,528	$54,113,632	$65,400,332

Undistributed net investment income at end of period	$849,717	$1,150,002	$1,368,061

CAPITAL SHARE TRANSACTIONS:
Shares sold	145,371	332,038	461,443
Shares issued as reinvestment of distributions	—	—	—
Shares redeemed	(164,457)	(129,820)	(130,629)

Net increase/(decrease) in shares outstanding	(19,086)	202,218	330,814

Amounts designated as “—” are $0.

See Notes to Financial Statements.

15

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2013

	2015 ETF FUND	2025 ETF FUND	2035 ETF FUND
OPERATIONS:
Net investment income	$564,495	$778,625	$933,076
Net realized gains from sales of investments	907,139	523,040	272,907
Net change in unrealized appreciation on investments	1,626,266	3,722,328	5,827,383
Net increase in net assets resulting from operations	3,097,900	5,023,993	7,033,366

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(599,523)	(831,269)	(986,094)
Net realized capital gains	(281,810)	—	(102,825)
Total distributions to shareholders	(881,333)	(831,269)	(1,088,919)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	5,938,982	8,783,780	11,265,061
Shares issued as reinvestment of distributions	881,333	831,269	1,088,919
Shares redeemed	(5,881,573)	(3,619,200)	(3,015,339)

Net increase in net assets from capital stock transactions	938,742	5,995,849	9,338,641

Net increase in net assets	3,155,309	10,188,573	15,283,088

NET ASSETS:
Beginning of year	30,291,248	38,637,867	42,749,535
End of year	$33,446,557	$48,826,440	$58,032,623

Undistributed net investment income at end of year	$563,118	$691,667	$791,079

CAPITAL SHARE TRANSACTIONS:
Shares sold	495,901	777,123	1,031,959
Shares issued as reinvestment of distributions	72,084	70,686	95,308
Shares redeemed	(494,586)	(318,788)	(274,637)

Net increase in shares outstanding	73,399	529,021	852,630

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

16

Wilshire Variable Insurance Trust 2015 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of period	$12.24		$11.39	$10.37	$10.37	$9.37	$8.02

Income from investment operations:
Net investment income1	0.10		0.22	0.24	0.27	0.16	0.08
Net realized and unrealized gain/(loss) on investments	0.55		0.96	1.06	(0.11)	0.91	1.56
Total from investment operations	0.65		1.18	1.30	0.16	1.07	1.64

Less distributions:
From net investment income	0.00		(0.22)	(0.26)	(0.16)	(0.07)	(0.28)
From capital gains	0.00		(0.11)	(0.02)	0.00	0.00	(0.01)
Total distributions	0.00		(0.33)	(0.28)	(0.16)	(0.07)	(0.29)

Net asset value, end of period	$12.89		$12.24	$11.39	$10.37	$10.37	$9.37

Total return2	5.31	%4	10.38%	12.48%	1.56%	11.41%	20.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$34,991		$33,447	$30,291	$25,582	$25,559	$21,489
Operating expenses including reimbursement/waiver/recoupment†	0.60	%5	0.60%	0.60%	0.60%	0.60%	0.59	%3
Operating expenses excluding reimbursement/waiver/recoupment†	0.73	%5	0.74%	0.71%	0.71%	0.68%	0.62%
Net investment income†	1.69	%5	1.82%	2.15%	2.55%	1.70%	0.97%
Portfolio turnover rate	15	%4	23%	11%	70%	37%	107%

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.
1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
On October 1, 2009, the Fund began accruing expenses under a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.

4	Not Annualized.
5	Annualized.

See Notes to Financial Statements.

17

Wilshire Variable Insurance Trust 2025 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of period	$11.78		$10.68	$9.81	$9.90	$8.91	$7.54

Income from investment operations:
Net investment income1	0.11		0.21	0.23	0.25	0.16	0.09
Net realized and unrealized gain/(loss) on investments	0.56		1.09	1.01	(0.22)	0.89	1.46
Total from investment operations	0.67		1.30	1.24	0.03	1.05	1.55

Less distributions:
From net investment income	0.00		(0.20)	(0.19)	(0.12)	(0.06)	(0.17)
From capital gains	0.00		0.00	(0.18)	0.00	0.00	(0.01)
Total distributions	0.00		(0.20)	(0.37)	(0.12)	(0.06)	(0.18)

Net asset value, end of period	$12.45		$11.78	$10.68	$9.81	$9.90	$8.91

Total return2	5.69	%4	12.22%	12.73%	0.26%	11.77%	20.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$54,114		$48,826	$38,638	$29,542	$24,587	$16,665
Operating expenses including reimbursement/waiver/recoupment†	0.60	%5	0.60%	0.60%	0.60%	0.60%	0.59	%3
Operating expenses excluding reimbursement/waiver/recoupment†	0.70	%5	0.71%	0.71%	0.72%	0.70%	0.65%
Net investment income†	1.81	%5	1.85%	2.19%	2.48%	1.73%	1.13%
Portfolio turnover rate	9	%4	12%	6%	66%	32%	100%

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.
1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3
On October 1, 2009, the Fund began accruing expenses under a 12b-1 plan which caused expenses to exceed the expense cap of 0.60%, resulting in expenses which were waived. Prior to October 1, 2009, the Fund ran at or below its expense cap of 0.60%.

4	Not Annualized.
5	Annualized.

See Notes to Financial Statements.

18

Wilshire Variable Insurance Trust 2035 ETF Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net asset value, beginning of period	$11.45		$10.15	$9.31	$9.57	$8.55	$7.14

Income/(loss) from investment operations:
Net investment income1	0.11		0.21	0.23	0.23	0.14	0.09
Net realized and unrealized gain/(loss) on investments	0.56		1.31	1.07	(0.39)	0.93	1.41
Total from investment operations	0.67		1.52	1.30	(0.16)	1.07	1.50

Less distributions:
From net investment income	0.00		(0.20)	(0.16)	(0.10)	(0.05)	(0.08)
From capital gains	0.00		(0.02)	(0.30)	0.00	0.00	(0.01)
Total distributions	0.00		(0.22)	(0.46)	(0.10)	(0.05)	(0.09)

Net asset value, end of period	$12.12		$11.45	$10.15	$9.31	$9.57	$8.55

Total return2	5.85	%3	14.97%	14.09%	(1.68)%	12.52%	21.03%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,400		$58,033	$42,750	$30,960	$25,019	$16,378
Operating expenses including reimbursement/waiver/recoupment†	0.60	%4	0.60%	0.60%	0.60%	0.60%	0.60%
Operating expenses excluding reimbursement/waiver/recoupment†	0.70	%4	0.71%	0.71%	0.72%	0.70%	0.69%
Net investment income†	1.91	%4	1.93%	2.30%	2.41%	1.64%	1.12%
Portfolio turnover rate	8	%3	7%	6%	74%	35%	96%

†	These ratios do not include expenses from the affiliated funds held prior to October 8, 2009, or ETFs.
1
The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

2
If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

3	Not Annualized.
4	Annualized.

See Notes to Financial Statements.

19

Wilshire Variable Insurance Trust Notes to Financial Statements June 30, 2014 (Unaudited)

1. Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (“1940 Act”), which offers units of beneficial interest (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (collectively the “Funds”, each a “Fund” of the Trust). The Funds operate under a fund of funds structure and at this time invest substantially all of their assets in unaffiliated exchange-traded funds (“ETF” or “ETFs”), which primarily invest in equity and fixed income securities, according to an asset allocation strategy designed for investors planning to retire in certain target years. The financial statements for the other Funds of the Trust managed by Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) are included in a separate annual report. Shares may be purchased by insurance company separate accounts for certain variable insurance contracts and by plan sponsors of qualified retirement plans.

Funds’ Investment Objectives:

High total return until each respective Fund’s target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation. Each Fund is designed to provide a mix of assets with a risk/return profile that is appropriate for the participant’s age in connection with his/her anticipated target retirement date. The risk/return profile of the Funds will adjust with time and become more conservative.

2. Significant Accounting Policies.

Use of estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates and these differences could be material.

Security valuation — A Fund’s investment in an ETF is valued at the ETF’s net asset value or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2014, there have been no significant changes to the Funds’ fair value methodologies and there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2014, there were no Level 3 securities held by the Funds.

Fair value measurement classifications are summarized in the Funds’ Schedules of Investments.

20

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and realized gain distributions from the ETFs are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

Expense policy — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all funds of the Trust in relation to the net assets of each fund or another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds, Inc. are allocated across the Trust and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible federal excise tax.

3. Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs.

Pursuant to the Advisory Agreement (the “Agreement”) between the Funds and Wilshire, Wilshire charges annual management fees of 0.25% of average daily net assets of the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund. Wilshire has entered into a contractual expense limitation agreement (the “Expense Limitation Agreement”) with the Funds to waive a portion of its management fee and/or reimburse expenses to limit annual operating expenses to 0.60% (exclusive of ETF fees and expenses) of average daily net assets for each of the Funds. This agreement to limit expenses continues through at least April 30, 2015. Wilshire may recoup the amount of any management fee waived or expense reimbursed within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for each Fund, or the limitation at the time of the waiver. At June 30, 2014, the amounts of waivers subject to recoupment for the 2015 ETF Fund, 2025 ETF Fund and the 2035 ETF Fund were $29,870, $33,265 and $34,342, respectively, expiring in 2014; $30,654, $36,557, and $39,348, respectively, expiring in 2015; $45,932, $48,606 and $53,990, respectively, expiring in 2016; and $22,223, $26,250 and $29,405, respectively, expiring in 2017. The Adviser cannot recapture any expenses or fees it waived or reimbursed prior to August 21, 2009 under the prior Expense Limitation Agreement.

For the six months ended June 30, 2014, the Adviser waived expenses in the amounts listed below.

Fund	Fees Waived
2015 ETF Fund	$22,223
2025 ETF Fund	26,250
2035 ETF Fund	29,405

Because the ETFs have varied fee and expense levels and the Funds may own different proportions of the ETFs at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

SEI Investments Global Funds Services (“SEI”) serves as the Trust’s administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust’s transfer agent and dividend disbursing agent. The Northern Trust Company (“Northern Trust”) serves as the Trust’s custodian. SEI Investments Distribution Co. serves as the Trust’s distributor.

Officers’ and Trustees’ expenses — Certain officers of the Trust are affiliated with and receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $18,000, an annual additional Board chairperson retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $8,000, and a Committee telephonic meeting fee of $500.

21

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

4. Distribution and Shareholder Services Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund’s average net assets payable to SEI Investments Distribution Co. (the “Distributor”) to reimburse the Distributor for distribution and shareholder services provided to shareholders.

5. Security Transactions.

For the six months ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments, were as follows:

	Purchases	Proceeds from Sales
2015 ETF Fund	$5,324,212	$5,052,245
2025 ETF Fund	7,872,141	4,437,360
2035 ETF Fund	10,724,119	4,968,391

6. Securities Lending.

The Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a “placing broker.” A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Northern Trust, the Funds’ custodian, acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at June 30, 2014 are shown on the Statement of Assets and Liabilities. The Northern Trust Institutional Liquid Asset Portfolio was purchased with proceeds from collateral received from securities on loan. At June 30, 2014, $8,258,762, $4,398,849 and $7,190,803 of this cash equivalent represents the collateral received for securities on loan in the 2015 ETF, 2025 ETF Fund and the 2035 ETF Fund, respectively.

7. Significant Shareholder Activity.

On June 30, 2014, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
2015 ETF Fund (1 omnibus shareholder)	97%
2025 ETF Fund (1 omnibus shareholder)	98%
2035 ETF Fund (1 omnibus shareholder)	98%

22

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

8. Tax Information.

No provision for federal income taxes is required because each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The federal tax cost, unrealized appreciation and depreciation at June 30, 2014 for each Fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
2015 ETF Fund	$38,673,814	$4,805,552	$(224,126)	$4,581,426
2025 ETF Fund	50,486,844	8,196,105	(266,004)	7,930,101
2035 ETF Fund	61,330,637	11,384,940	(160,458)	11,224,482

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Funds.

The tax character of distributions declared for the years ended December 31, 2013 and 2012, respectively were as follows:

Fund	2013 Ordinary Income	2013 Capital Gains	2012 Ordinary Income	2012 Capital Gains
2015 ETF Fund	$620,001	$261,332	$664,131	$42,071
2025 ETF Fund	831,269	—	680,877	634,525
2035 ETF Fund	986,094	102,825	679,998	1,204,396

At December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	2015 ETF Fund	2025 ETF Fund	2035 ETF Fund
Undistributed ordinary income	$563,121	$691,664	$791,082
Accumulated capital gain	908,916	471,779	269,076
Unrealized appreciation	4,067,649	6,589,158	8,408,919
Other temporary differences	(3)	8	(11)
Total distributable earnings	$5,539,683	$7,752,609	$9,469,066

During the year ended December 31, 2013, the 2025 ETF Fund utilized all of its capital loss carryforwards of $39,726, to offset capital gains.

23

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2014 (Unaudited)

9. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. Credit Risk.

Certain securities in which an ETF may invest are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the ETFs concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. An ETF’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

11. Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

24

Wilshire Variable Insurance Trust Additional Fund Information

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the Contract Owner’s attention within 30 days.

25

Wilshire Variable Insurance Trust Privacy Statement

At Wilshire Variable Insurance Trust, we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server cannot find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

Companies that provide services for us to help market our products to you; and

Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality And Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

The Wilshire Variable Insurance Trust values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 888-200-6796 if you have any questions concerning our policy.

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Wilshire Variable Insurance Trust

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-003-0700

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last disclosed such procedures in the definitive prospectus/proxy statement on Form N-14 filed with the SEC on December 3, 2008.

Item 11.	Controls and Procedures.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 5, 2014

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: September 5, 2014

*     Print the name and title of each signing officer under his or her signature.